                                                    PROSPECTUS DECEMBER 20, 2001

        JPMORGAN TAX FREE FUNDS
        SELECT CLASS SHARES

        CALIFORNIA BOND FUND
        INTERMEDIATE TAX FREE INCOME FUND
        NEW JERSEY TAX FREE INCOME FUND
        NEW YORK INTERMEDIATE TAX FREE INCOME FUND
        TAX FREE INCOME FUND





                                THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                                [LOGO] JP MORGAN FLEMING
                                       Asset Management

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CONTENTS

California Bond Fund                                1

Intermediate Tax Free Income Fund                   6

New Jersey Tax Free Income Fund                    11

New York Intermediate Tax Free Income Fund         16

Tax Free Income Fund                               21

The Funds' Management and Administration           26

How Your Account Works                             28

   Buying Fund Shares                              28

   Selling Fund Shares                             29

   Exchanging Fund Shares                          29

   Other Information Concerning The Funds          30

   Distributions and Taxes                         30

Investments                                        32

Risk and Reward Elements                           34

Financial Highlights                               37

How To Reach Us                            Back cover

JPMorgan CALIFORNIA BOND FUND

RISK/RETURN SUMMARY

For a more detailed discussion of the Fund's investments and main risks, as well as Fund strategies, please see pages 32-36.

THE FUND'S OBJECTIVE

The Fund seeks to provide high after-tax total return for California residents consistent with moderate risk of capital.

THE FUND'S MAIN INVESTMENT STRATEGY

The Fund invests primarily in California municipal securities that it believes have the potential to provide high current income which are free from federal and state personal income taxes for California residents. Because the Fund's objective is high after-tax total return rather than high tax-exempt income, the Fund may invest to a limited extent in securities of other states or territories. To the extent that the Fund invests in municipal securities of other states, the income from such securities would be free from federal personal income taxes for California residents but would be subject to California state personal income taxes. For non-California residents, the income from California municipal securities is free from federal personal income taxes only. The Fund may also invest in taxable securities.

The Fund's securities may be of any maturity, but under normal market conditions the Fund's duration will generally range between three and seven years, similar to that of the Lehman Brothers California Competitive Intermediate Bond Index (1-17) (also known as the Lehman 1-17 Year California Municipal Bond Index) (currently 5.42 years).

At least 90% of total assets must be invested in securities that, at the time of purchase, are rated investment-grade by Moody's Investors Service, Inc., Standard & Poor's Corporation or Fitch, Inc. The Fund also may invest in unrated securities of comparable quality. No more than 10% of total assets may be invested in securities rated B or BB.

The Fund may invest in money market instruments to increase its ability to easily convert investments into cash without losing a significant amount of money in the process.

There may be times when there are not enough municipal securities available to meet the Fund's needs. On these occasions, the Fund may invest in securities that may be subject to federal income tax.

The Fund may change any of its non-fundamental investment policies (including its investment objective) without shareholder approval.


BEFORE YOU INVEST

INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:

- THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.

- THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.


FREQUENCY OF TRADING

HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

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INVESTMENT PROCESS

In managing the Fund, J.P. Morgan Investment Management Inc. (JPMIM), the adviser, employs a three-step process that combines sector allocation, fundamental research for identifying portfolio securities, and duration management.

The sector allocation team meets monthly, analyzing the fundamentals of a broad range of sectors in which the Fund may invest. The team seeks to enhance performance and manage risk by underweighting or overweighting sectors.

Relying on the insights of different specialists, including credit analysts, quantitative researchers, and dedicated fixed income traders, the adviser makes buy and sell decisions according to the Fund's objective and strategy.

Forecasting teams use fundamental economic factors to develop strategic forecasts of the direction of interest rates. Based on these forecasts, strategists establish the Fund's largest duration, a common measurement of a security's sensitivity to interest rate movements. The Fund's target duration typically remains relatively close to the duration of the market as a whole, as represented by the Fund's benchmark. The strategists closely monitor the Fund and make tactical adjustments as necessary.

INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL WHEN THE FUND'S SHARE PRICE IS LOWER THAN WHEN YOU INVESTED.

THE FUND'S MAIN INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The principal value of fixed income investments tends to fall when prevailing interest rates rise.

To the extent that the Fund seeks higher returns by investing in non-investment-grade bonds, often called junk bonds, it takes on additional risks, because these bonds are more sensitive to economic news and their issuers have a less secure financial condition.

The Fund's share price and total return will vary in response to changes in interest rates. How the Fund's performance compares to that of similar fixed income funds will depend on the success of the investment process. Because the Fund primarily invests in issuers in the State of California, its performance will be affected by the fiscal and economic health of that state and its municipalities.

The Fund may invest in securities whose interest is subject to the federal alternative minimum tax. Consult your tax professional for more information.

The Fund is non-diversified and may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This makes the value of the Fund's shares more sensitive to the economic problems affecting those issuing the securities. In addition, more than 25% of the Fund's total assets may be invested in securities that rely on similar projects for their income stream. As a result, the Fund could be more susceptible to developments that affect those projects.

Changes in a municipality's financial health may make it difficult for the municipality to make interest and principal payments when due. This could decrease the Fund's income or hurt its ability to preserve capital and liquidity.

Under some circumstances, municipal obligations might not pay interest unless the state or municipal legislature authorizes money for that purpose. Some securities, including municipal lease obligations, carry additional risks. For example, they may be difficult to trade or interest payments may be tied only to a specific stream of revenue.

Since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to the Fund could increase if the banking or financial sector suffers an economic downturn.

The Fund may invest in municipal obligations backed by foreign institutions. This could carry more risk than securities backed by U.S. institutions because of political and economic instability, the imposition of government controls, or regulations that don't match U.S. standards.

To the extent the Fund does invest in money market instruments, it will bear its ratable share of the expenses of the money market fund which would result in duplicative expenses.


WHO MAY WANT TO INVEST

THE FUND IS DESIGNED FOR INVESTORS WHO:

- WANT TO ADD AN INCOME INVESTMENT TO FURTHER DIVERSIFY A PORTFOLIO

- WANT AN INVESTMENT WHOSE RISK/RETURN POTENTIAL IS HIGHER THAN THAT OF MONEY MARKET FUNDS BUT GENERALLY LESS THAN THAT OF STOCK FUNDS

- WANT AN INVESTMENT THAT PAYS MONTHLY DIVIDENDS

- WANT AN INCOME THAT IS EXEMPT FROM FEDERAL, STATE, AND LOCAL (IF APPLICABLE) PERSONAL INCOME TAXES IN CALIFORNIA

THE FUND IS NOT DESIGNED FOR INVESTORS WHO:

- ARE INVESTING FOR AGGRESSIVE LONG-TERM GROWTH

- REQUIRE STABILITY OF PRINCIPAL

- ARE INVESTING THROUGH A TAX-DEFERRED ACCOUNT SUCH AS AN IRA

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THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's shares. The bar chart shows how the performance of the Fund's Select Class Shares has varied from year to year for each of the last four calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the Lehman Brothers 1-16 Year Municipal Bond Index and the Lehman Brothers California Competitive Intermediate Bond Index (1-17), widely recognized market benchmarks. The benchmark for the Fund will now be the Lehman Brothers California Competitive Intermediate Bond Index (1-17), an unmanaged index of California general obligation and revenue bonds which measures California tax-exempt bond market performance and reflects the universe of securities in which the Fund invests. This index replaces the Lehman Brothers 1-16 Year Municipal Bond Index which is composed of tax-exempt securities of various states and measures overall tax-exempt bond market performance.

For the period from 1/1/97 through 4/30/97, returns reflect performance of the Institutional Class Shares of the Fund. During this period, the actual returns of Select Class Shares would have been lower than shown because Select Class Shares have higher expenses than Institutional Class Shares.

Past performance does not predict how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 9/30/01 WAS 5.00%.

YEAR-BY-YEAR RETURNS(1,2)

[CHART]

           1997         7.61%
           1998         5.48%
           1999        -0.78%
           2000        10.14%


BEST QUARTER                 3.46%
                 3rd quarter, 1998

WORST QUARTER               -2.02%
                 2nd quarter, 1999

AVERAGE ANNUAL TOTAL RETURNS (%)

Shows performance over time, for periods ended December 31, 2000(1)

                                                   PAST 1 YEAR   LIFE OF FUND
 ----------------------------------------------------------------------------
 SELECT CLASS SHARES                                  10.14         5.53

 LEHMAN BROTHERS CALIFORNIA COMPETITIVE
 INTERMEDIATE BOND INDEX (1-17) (NO EXPENSES)          9.70         5.93

 LEHMAN BROTHERS 1-16 YEAR MUNICIPAL
 BOND INDEX (NO EXPENSES)                              9.32         5.81

 (1) THE FUND COMMENCED OPERATIONS ON 12/23/96.

 (2) THE FUND CHANGED ITS FISCAL YEAR END FROM 4/30 TO 8/31.

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INVESTOR EXPENSES FOR SELECT CLASS SHARES

The expenses of Select Class Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.

Annual operating expenses (%) (expenses that are deducted from fund assets)

 MANAGEMENT FEES                                                      0.30
 DISTRIBUTION (RULE 12b-1) FEES                                       NONE
 SHAREHOLDER SERVICE FEES                                             0.25
 OTHER EXPENSES(1)                                                    0.33
 --------------------------------------------------------------------------
   TOTAL OPERATING EXPENSES                                           0.88
 FEE WAIVERS AND EXPENSE  REIMBURSEMENTS(2)                          (0.23)
 --------------------------------------------------------------------------
   NET EXPENSES(2)                                                    0.65

(1) "OTHER EXPENSES" ARE RESTATED FROM THE MOST RECENT FISCAL YEAR TO REFLECT CURRENT EXPENSE ARRANGEMENTS.

(2) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH JPMORGAN CHASE BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL OPERATING EXPENSES OF THE SELECT CLASS SHARES (EXCLUDING INTEREST, TAXES AND EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION PLAN) EXCEED 0.65% OF AVERAGE DAILY NET ASSETS THROUGH 9/7/04.

EXAMPLE

The example below is intended to help you compare the cost of investing in Select Class Shares with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment,

- 5% return each year, and

- net expenses through 9/7/04 and total annual operating expenses thereafter.

The example is for comparison only; the actual returns of Select Class Shares and your actual costs may be higher or lower.

                                1 YEAR     3 YEARS     5 YEARS     10 YEARS
 --------------------------------------------------------------------------
 YOUR COST ($)
 (WITH OR WITHOUT REDEMPTION)   66         216         424         1,025

JPMorgan INTERMEDIATE TAX FREE INCOME FUND


RISK/RETURN SUMMARY

For a more detailed discussion of the Fund's investments and main risks, as well as Fund strategies, please see pages 32-36.

THE FUND'S OBJECTIVE

The Fund seeks to provide monthly dividends, which are excluded from gross income, and to protect the value of your investment by investing primarily in municipal obligations.

THE FUND'S MAIN
INVESTMENT STRATEGY

As a fundamental policy, the Fund normally invests at least 80% of its net assets in municipal obligations whose interest payments are:

- excluded from gross income for federal income tax purposes

- excluded from the federal alternative minimum tax on individuals

The Fund invests in securities that are rated as investment-grade by Moody's Investors Service, Inc., Standard & Poor's Corporation or Fitch, Inc. It may also invest in unrated securities of comparable quality.

The Fund may also invest in derivatives, inverse floaters and interest rate caps, zero coupon securities and forward commitments. These instruments may be used to increase the Fund's income or gain. Derivatives, which are financial instruments whose value is based on another security, index or exchange rate, might also be used to hedge various market risks.

The average dollar weighted maturity of the Fund's portfolio will be between three and ten years.

Under normal market conditions, the Fund reserves the right to invest up to 20% of its total assets in securities that pay interest subject to federal income tax or the federal alternative minimum tax on individuals. To temporarily defend the value of its assets during unusual market conditions, the Fund may exceed this limit.

The Fund may invest in money market funds so that it can easily convert investments into cash without losing a significant amount of money in the process.

There may be times when there are not enough securities available to meet the Fund's needs. On these occasions, the Fund may invest in repurchase agreements or Treasury securities that may be subject to federal income tax.

The Fund may change any of its non-fundamental investment policies (including its investment objective) without shareholder approval.

BEFORE YOU INVEST

INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:

- THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.

- THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.


FREQUENCY OF TRADING

HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

INVESTMENT PROCESS

In managing the Fund, the adviser, J.P. Morgan Fleming Asset Management (USA) Inc. (JPMFAM (USA)) seeks to develop an appropriate portfolio by comparing, among other factors, credit quality, yields and call provisions of different municipal issuers, and examining structural changes along the yield curve in an attempt to maximize investment returns while minimizing risk.

INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR BOLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL WHEN THE FUND'S SHARE PRICE IS LOWER THAN WHEN YOU INVESTED.

THE FUND'S MAIN INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The principal value of fixed income investments tends to fall when prevailing interest rates rise.

A municipality that gets into financial trouble could find it difficult to make interest and principal payments, which would hurt the Fund's returns and its ability to preserve capital and liquidity.

Some securities, including municipal lease obligations, carry additional risks. For example, they may be difficult to trade or interest payments may be tied only to a specific stream of revenue. Under some circumstances, municipal lease obligations might not pay interest unless the state or municipal legislature authorizes money for that purpose.

Normally, the Fund may invest up to 20% of its total assets in securities whose interest is subject to the federal alternative minimum tax. Consult your tax professional for more information.

Since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to the Fund could increase if the banking or financial sector suffers an economic downturn.

The Fund may invest in municipal obligations backed by foreign institutions. This could carry more risk than securities backed by U.S. institutions, because of political or economic instability, the imposition of government controls, or regulations that do not match U.S. standards.

The value of zero coupon securities, inverse floaters and interest rate caps tends to fluctuate according to interest rate changes significantly more than the value of ordinary interest-paying debt securities. The price of a security with an interest rate cap will change more often and to a greater degree than a municipal security without one.

Derivatives may be more risky than other types of investments because they are more sensitive to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.

A forward commitment could lose value if the underlying security falls in value before the settlement date or if the other party fails to meet its obligation to complete the transaction.

The Fund is non-diversified and may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This makes the value of the Fund's shares more sensitive to the economic problems affecting those issuing the securities. In addition, more than 25% of the Fund's total assets may be invested in securities that rely on similar projects for their income stream. As a result, the Fund could be more susceptible to developments that affect those projects.

To the extent the Fund invests in money market instruments, it will bear its ratable share of the expenses of the money market fund which would result in duplicative expenses.


WHO MAY WANT TO INVEST

THE FUND IS DESIGNED FOR INVESTORS WHO:

- WANT TO ADD AN INCOME INVESTMENT TO FURTHER DIVERSIFY A PORTFOLIO

- WANT AN INVESTMENT WHOSE RISK/RETURN POTENTIAL IS HIGHER THAN THAT OF MONEY MARKET FUNDS, BUT GENERALLY LESS THAN THAT OF STOCK FUNDS

- WANT AN INVESTMENT THAT PAYS MONTHLY DIVIDENDS

- WANT AN INCOME THAT IS EXEMPT FROM FEDERAL PERSONAL INCOME TAXES

THE FUND IS NOT DESIGNED FOR INVESTORS WHO:

- ARE INVESTING FOR AGGRESSIVE LONG-TERM GROWTH

- REQUIRE STABILITY OF PRINCIPAL

- ARE INVESTING THROUGH A TAX-DEFERRED ACCOUNT SUCH AS AN IRA

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's Select Class Shares (formerly Institutional Shares prior to 9/7/01). The bar chart shows how the performance of the Fund's Shares has varied from year to year for each of the last ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and ten years. It compares the performance to the Lehman Competitive Intermediate (1-17 maturities) Index, a widely recognized benchmark, and the Lipper Intermediate Municipal Debt Funds Index. The benchmark for the Fund will now be the Lehman Competitive Intermediate (1-17 maturities) Index, a widely recognized benchmark. The Fund has chosen the Lehman Competitive Intermediate (1-17 maturities) Index, because it is larger and more accurately reflects the maturity range of securities purchased and the broad market exposure.

The performance for the period before Select Class Shares were launched on 1/1/97 is based on the performance of the Fund's predecessor, which was a common trust fund. The historical performance of shares of the predecessor has been adjusted to reflect the Fund's expense level (absent reimbursements) that were in place at the time the Fund received the common trust fund assets.

Past performance does not predict how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 9/30/01 WAS 5.95%.

YEAR-BY-YEAR RETURNS(1)

[CHART]

           1991         12.20%
           1992          8.71%
           1993         11.78%
           1994         -3.96%
           1995         14.39%
           1996          3.76%
           1997          8.21%
           1998          6.56%
           1999         -0.55%
           2000          8.56%


BEST QUARTER                     5.92%
                     1st quarter, 1995

WORST QUARTER                   -3.52%
                     1st quarter, 1994


AVERAGE ANNUAL TOTAL RETURNS (%)

Shows performance over time, for periods ended December 31, 2000

                                    PAST 1 YEAR    PAST 5 YEARS    PAST 10 YEARS
--------------------------------------------------------------------------------
 SELECT CLASS SHARES                    8.56           5.26             6.82

 LEHMAN COMPETITIVE INTERMEDIATE

 (1-17 MATURITIES) INDEX(2)
 (NO EXPENSES)                          1.45          31.12               --

 LIPPER INTERMEDIATE MUNICIPAL
 DEBT FUNDS INDEX (NO EXPENSES)         8.67           4.80             6.09

(1) THE FUND'S FISCAL YEAR END IS 8/31.

(2) SINCE THE INDEX STARTED 7/93, IT LACKS A COMPLETE TEN YEARS OF HISTORY.

INVESTOR EXPENSES FOR SELECT CLASS SHARES

The expenses of the Select Class Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.

ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

 MANAGEMENT FEES                                                         0.30
 DISTRIBUTION (RULE 12b-1) FEES                                          NONE
 SHAREHOLDER SERVICE FEES                                                0.25
 OTHER EXPENSES(1)                                                       0.20
--------------------------------------------------------------------------------
   TOTAL OPERATING EXPENSES                                              0.75
 FEE WAIVERS AND EXPENSE REIMBURSEMENTS(2)                              (0.09)
--------------------------------------------------------------------------------
   NET EXPENSES(2)                                                       0.66

(1) "OTHER EXPENSES" ARE BASED ON EXPENSES INCURRED IN THE MOST RECENT FISCAL YEAR.

(2) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH JPMORGAN CHASE BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL OPERATING EXPENSES OF THE SELECT CLASS SHARES (EXCLUDING INTEREST, TAXES, EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION PLAN) EXCEED 0.66% OF AVERAGE DAILY NET ASSETS THROUGH 9/7/04.

EXAMPLE

The example below is intended to help you compare the cost of investing in the Select Class Shares with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment,

- 5% return each year and

- net expenses through 9/7/04 and total annual operating expenses thereafter.

The example is for comparison only; the actual returns of the Select Class Shares and your actual costs may be higher or lower.

                                   1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------------------------------------------------------------------------------
 YOUR COST ($)
 (WITH OR WITHOUT REDEMPTION)      67         214         392         907

JPMorgan NEW JERSEY TAX FREE INCOME FUND


RISK/RETURN SUMMARY

For a more detailed discussion of the Fund's investments and main risks, as well as Fund strategies, please see pages 32-36.

THE FUND'S OBJECTIVE

The Fund seeks to provide monthly dividends that are excluded from gross income for federal income tax purposes and are exempt from the New Jersey gross income tax, that state's personal income tax. It also seeks to protect the value of your investment.

THE FUND'S MAIN INVESTMENT STRATEGY

As a fundamental policy, the Fund normally invests at least 80% of its net assets in New Jersey municipal obligations whose interest payments are:

- excluded from gross income for federal income tax purposes and exempt from New Jersey income taxes, and

- not subject to the federal alternative minimum tax on individuals

The Fund may invest in municipal obligations issued by the State of New Jersey, its political subsidiaries, as well as Puerto Rico, other U.S. territories and their political subdivisions.

The Fund invests in securities that are rated as investment grade by Moody's Investors Service, Inc., Standard & Poor's Corporation or Fitch, Inc. It may also invest in unrated securities of comparable quality.

The Fund may also invest in derivatives, inverse floaters and interest rate caps, zero coupon securities and forward commitments. These instruments may be used to increase the Fund's income or gain. Derivatives, which are financial instruments whose value is based on another security, index or exchange rate, might also be used to hedge various market risks.

There is no restriction on the maturity of the Fund's portfolio or on any individual security in the portfolio.

Under normal market conditions, the Fund reserves the right to invest up to 20% of its total assets in securities that pay interest subject to federal income tax, the federal alternative minimum tax on individuals or New Jersey personal income taxes. To temporarily defend the value of its assets during unusual market conditions, the Fund may exceed this limit.

The Fund may invest in money market funds so that it can easily convert investments into cash without losing a significant amount of money in the process.

There may be times when there are not enough securities available to meet the Fund's needs. On these occasions, the Fund may invest in repurchase agreements or Treasury securities that may be subject to federal income tax.

The Fund may change any of its non-fundamental investment policies (including its investment objective) without shareholder approval.

BEFORE YOU INVEST

INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:

- THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.

- THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.


FREQUENCY OF TRADING

HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON THE MARKET CONDITIONS.


INVESTMENT PROCESS

In managing the Fund, the adviser, J.P. Morgan Fleming Asset Management (USA) Inc. (JPMFAM (USA)), seeks to develop an appropriate portfolio by comparing, among other factors, credit quality, yields and call provisions of different municipal issuers, and examining structural changes along the yield curve in an attempt to maximize investment returns while minimizing risk.

INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL WHEN THE FUND'S SHARE PRICE IS LOWER THAN WHEN YOU INVESTED.


THE FUND'S MAIN INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The principal value of fixed income investments tends to fall when prevailing interest rates rise.

The Fund invests primarily in the State of New Jersey and its municipalities and public authorities. If the state, or any of the local government bodies, gets into financial trouble, it could have difficulty paying interest and principal. This would hurt the Fund's returns and its ability to preserve capital and liquidity.

Some securities, including municipal lease obligations, carry additional risks. For example, they may be difficult to trade or interest payments may be tied only to a specific stream of revenue. Under some circumstances, municipal lease obligations might not pay interest unless the state or municipal legislature authorizes money for that purpose.

Normally, the Fund may invest up to 20% of its total assets in securities whose interest is subject to the federal alternative minimum tax. Consult your tax professional for more information.

Since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to the Fund could increase if the banking or financial sector suffers an economic downturn.

The Fund may invest in municipal obligations backed by foreign institutions. This could carry more risk than securities backed by U.S. institutions, because of political or economic instability, the imposition of government controls, or regulations that do not match U.S. standards.

The value of zero coupon securities, inverse floaters and interest rate caps tends to fluctuate according to interest rate changes significantly more than the value of ordinary interest-paying debt securities. The price of a security with an interest rate cap will change more often and to a greater degree than a municipal security without one.

A forward commitment could lose value if the underlying security falls in value before the settlement date or if the other party fails to meet its obligation to complete the transaction.

Derivatives may be more risky than other types of investments because they are more sensitive to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.

The Fund is non-diversified and may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This makes the value of the Fund's shares more sensitive to the economic problems affecting those issuing the securities. In addition, more than 25% of the Fund's assets may be invested in securities that rely on similar projects for their income stream. As a result, the Fund could be more susceptible to developments that affect those projects.

To the extent the Fund invests in money market instruments, it will bear its ratable share of the expenses of the money market fund which would result in duplicative expenses.


WHO MAY WANT TO INVEST

THE FUND IS DESIGNED FOR INVESTORS WHO:

- WANT TO ADD AN INCOME INVESTMENT TO FURTHER DIVERSIFY A PORTFOLIO

- WANT AN INVESTMENT WHOSE RISK/RETURN POTENTIAL IS HIGHER THAN THAT OF MONEY MARKET FUNDS BUT GENERALLY LESS THAN THAT OF STOCK FUNDS

- WANT AN INVESTMENT THAT PAYS MONTHLY DIVIDENDS

- WANT AN INCOME THAT IS EXEMPT FROM FEDERAL, STATE, AND LOCAL (IF APPLICABLE) PERSONAL INCOME TAXES IN NEW JERSEY

THE FUND IS NOT DESIGNED FOR INVESTORS WHO:

- ARE INVESTING FOR AGGRESSIVE LONG-TERM GROWTH

- REQUIRE STABILITY OF PRINCIPAL

- ARE INVESTING THROUGH A TAX-DEFERRED ACCOUNT SUCH AS AN IRA

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's shares. The bar chart shows how the performance of the Fund's Select Class Shares (formerly Institutional Shares prior to 9/7/01) has varied from year to year for each of the last ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual return over the past one year, five years and ten years. It compares the performance to the Lehman Competitive Intermediate (1-17 maturities) Index, the Lehman Municipal Bond Index, the Lehman 7-Year Municipal Bond Index, widely recognized benchmarks, and the Lipper New Jersey Municipal Debt Funds Average. The benchmark for the Fund will now be the Lehman Competitive Intermediate (1-17 maturities) Index, a widely recognized benchmark. The Fund has chosen the Lehman Competitive Intermediate (1-17 maturities) Index, because it is larger and more accurately reflects the maturity range of securities purchased and the broad market exposure.

The performance of the Fund prior to 1/1/97 is based on the historical performance of the Fund's predecessor, which was a common trust fund. The historical performance of shares of the predecessor fund has been adjusted to reflect the Fund's expense levels (absent reimbursements) that were in place at the time the Fund received the common trust fund assets.

Past performance does not predict how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 9/30/01 WAS 5.16%.

YEAR-BY-YEAR RETURNS(1)

[CHART]

           1991        10.05%
           1992         6.70%
           1993         9.89%
           1994        -2.38%
           1995        11.72%
           1996         3.16%
           1997         7.66%
           1998         6.20%
           1999        -1.93%
           2000        11.46%

BEST QUARTER                 4.96%
                 4th quarter, 2000

WORST QUARTER               -2.60%
                 1st quarter, 1994


AVERAGE ANNUAL TOTAL RETURNS (%)

Shows performance over time, for periods ended December 31, 2000(1)

                                     PAST 1 YEAR    PAST 5 YEARS  P AST 10 YEARS
--------------------------------------------------------------------------------
 SELECT CLASS SHARES                    11.46          5.21           6.14

 LEHMAN MUNICIPAL
 BOND INDEX (NO EXPENSES)               11.68          5.84           7.32

 LEHMAN 7-YEAR
 MUNICIPAL BOND INDEX (NO EXPENSES)      9.07          5.39           6.75

 LEHMAN COMPETITIVE INTERMEDIATE
 (1-17 MATURITIES) INDEX(2) (NO
 EXPENSES)                               9.45         31.12             --

 LIPPER NEW JERSEY MUNICIPAL
 DEBT FUNDS AVERAGE (NO EXPENSES)       11.08          4.75           6.57

(1) THE FUND'S FISCAL YEAR END IS 8/31.

(2) SINCE THE INDEX STARTED 7/93, IT LACKS A COMPLETE TEN YEARS OF HISTORY.

INVESTOR EXPENSES FOR SELECT CLASS SHARES

The expenses of Select Class Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.

ANNUAL OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

 MANAGEMENT FEES                                                         0.30
 DISTRIBUTION (RULE 12b-1) FEES                                          NONE
 SHAREHOLDER SERVICE FEES                                                0.25
 OTHER EXPENSES(1)                                                       0.38
--------------------------------------------------------------------------------
   TOTAL OPERATING EXPENSES                                              0.93
 FEE WAIVERS AND EXPENSE REIMBURSEMENTS(2)                              (0.18)
--------------------------------------------------------------------------------
   NET EXPENSES(2)                                                       0.75

(1) "OTHER EXPENSES" ARE BASED ON EXPENSES INCURRED IN THE MOST RECENT FISCAL YEAR.

(2) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH JPMORGAN CHASE BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL OPERATING EXPENSES OF THE SELECT CLASS SHARES (EXCLUDING INTEREST, TAXES AND EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION PLAN) EXCEED 0.75% OF AVERAGE DAILY NET ASSETS THROUGH 9/7/02.

EXAMPLE

This example below is intended to help you compare the cost of investing in the Select Class Shares with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment,

- 5% return each year and

- net expenses through 9/7/02 and total annual operating expenses thereafter.

The example is for comparison only; the actual returns of the Select Class Shares and your actual costs may be higher or lower.

                                   1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------------------------------------------------------------------------------
 YOUR COST ($)
 (WITH OR WITHOUT REDEMPTION)      82         284         503         1,132

JPMorgan NEW YORK INTERMEDIATE TAX FREE INCOME FUND


RISK/RETURN SUMMARY

For a more detailed discussion of the Fund's investments and main risks, as well as Fund strategies, please see pages 32-36.

THE FUND'S OBJECTIVE

The Fund seeks to provide monthly dividends that are excluded from gross income for federal income tax purposes and are exempt from New York State and New York City personal income taxes. It also seeks to protect the value of your investment.

THE FUND'S MAIN INVESTMENT STRATEGY

As a fundamental policy, the Fund normally invests at least 80% of its net assets in New York municipal obligations whose interest payments are:

- excluded from gross income for federal income tax purposes and exempt from New York State and New York City income taxes, and

- not subject to the federal alternative minimum tax on individuals.

The Fund may invest in municipal obligations issued by the State of New York, its political subdivisions, as well as Puerto Rico, other U.S. territories and their political subdivisions.

The Fund invests in securities that are rated as investment-grade by Moody's Investors Service, Inc., Standard & Poor's Corporation or Fitch, Inc. It may also invest in unrated securities of comparable quality.

The Fund may also invest in derivatives, inverse floaters and interest rate caps, zero coupon securities and forward commitments. These instruments may be used to increase the Fund's income or gain. Derivatives, which are financial instruments whose value is based on another security, index or exchange rate, might also be used to hedge various market risks.

The average dollar weighted maturity of the Fund's portfolio will be between three and ten years.

Under normal market conditions, the Fund reserves the right to invest up to 20% of its total assets in securities that pay interest subject to federal income tax, the federal alternative minimum tax on individuals or New York State and New York City personal income taxes. To temporarily defend the value of its assets during unusual market conditions, the Fund may exceed this limit.

The Fund may invest in money market funds so that it can easily convert investments into cash without losing a significant amount of money in the process.

There may be times when there are not enough securities available to meet the Fund's needs. On these occasions, the Fund may invest in repurchase agreements or Treasury securities that may be subject to federal income tax.

The Fund may change any of its non-fundamental investment policies (including its investment objective) without shareholder approval.

BEFORE YOU INVEST

INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:

- THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.

- THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.


FREQUENCY OF TRADING

HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.


INVESTMENT PROCESS

In managing the Fund, the adviser, J.P. Morgan Fleming Asset Management (USA) Inc. (JPMFAM (USA)), seeks to develop an appropriate portfolio by comparing, among other factors, credit quality, yields and call provisions of different municipal issuers, and examining structural changes along the yield curve in an attempt to maximize investment returns while minimizing risk.

INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK AND ARE NOT INSURED, OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL WHEN THE FUND'S SHARE PRICE IS LOWER THAN WHEN YOU INVESTED.


THE FUND'S MAIN INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The principal value of fixed income investments tends to fall when prevailing interest rates rise.

The Fund invests primarily in New York State and its municipalities and public authorities. If the state, or any of the local government bodies, gets into financial trouble, it could have difficulty paying interest and principal. This would hurt the Fund's returns and its ability to preserve capital and liquidity.

Some securities, including municipal lease obligations, carry additional risks. For example, they may be difficult to trade or interest payments may be tied only to a specific stream of revenue. Under some circumstances, municipal lease obligations might not pay interest unless the state or municipal legislature authorizes money for that purpose.

Normally, the Fund may invest up to 20% of its total assets in securities whose interest is subject to the federal alternative minimum tax. Consult your tax professional for more information.

Since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to the Fund could increase if the banking or financial sector suffers an economic downturn.

The Fund may invest in municipal obligations backed by foreign institutions. This could carry more risk than securities backed by U.S. institutions, because of political or economic instability, the imposition of government controls, or regulations that do not match U.S. standards.

The value of zero coupon securities, inverse floaters and interest rate caps tends to fluctuate according to interest rate changes significantly more than the value of ordinary interest-paying debt securities. The price of a security with an interest rate cap will change more often and to a greater degree than a municipal security without one.

Derivatives may be more risky than other types of investments because they are more sensitive to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.

A forward commitment could lose value if the underlying security falls in value before the settlement date or if the other party fails to meet its obligation to complete the transaction.

The Fund is non-diversified and may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This makes the value of the Fund's shares more sensitive to the economic problems affecting those issuing the securities. In addition, more than 25% of the Fund's total assets may be invested in securities that rely on similar projects for their income stream. As a result, the Fund could be more susceptible to developments that affect those projects.

To the extent the Fund invests in money market instruments, it will bear its ratable share of the expenses of the money market fund which would result in duplicative expenses.


WHO MAY WANT TO INVEST

THE FUND IS DESIGNED FOR INVESTORS WHO:

- WANT TO ADD AN INCOME INVESTMENT TO FURTHER DIVERSIFY A PORTFOLIO

- WANT AN INVESTMENT WHOSE RISK/RETURN POTENTIAL IS HIGHER THAN THAT OF MONEY MARKET FUNDS BUT GENERALLY LESS THAN THAT OF STOCK FUNDS

- WANT AN INVESTMENT THAT PAYS MONTHLY DIVIDENDS

- WANT AN INCOME THAT IS EXEMPT FROM FEDERAL, STATE, AND LOCAL (IF APPLICABLE) PERSONAL INCOME TAXES IN NEW YORK

THE FUND IS NOT DESIGNED FOR INVESTORS WHO:

- ARE INVESTING FOR AGGRESSIVE LONG-TERM GROWTH

- REQUIRE STABILITY OF PRINCIPAL

- ARE INVESTING THROUGH A TAX-DEFERRED ACCOUNT SUCH AS AN IRA

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Select Class Shares (formerly Institutional Class Shares prior to 9/7/01). The bar chart shows how the performance of the Fund's shares has varied from year to year for each of the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and ten years. It compares the performance to the Lehman NY Competitive Intermediate (1-17 maturities) Index and the Lehman Municipal Bond Index, widely recognized benchmarks, and the Lipper New York Municipal Debt Funds Index. The benchmark for the Fund will now be the Lehman NY Competitive Intermediate (1-17 maturities) Index, because it is a more accurate depiction of the risk and performance characteristics of the Fund.

The performance prior to 1/1/97 is based on the historical performance of the Fund's predecessor, which was a common trust fund. The historical performance of shares of the predecessor fund has been adjusted to reflect the Fund's expense levels (absent reimbursements) that were in place at the time the Fund received the common trust fund assets.

Past performance does not predict how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 9/30/01 WAS 5.03%.

YEAR-BY-YEAR RETURNS(1)

[CHART]

           1991         11.82%
           1992          9.08%
           1993         11.28%
           1994         -5.81%
           1995         15.42%
           1996          3.06%
           1997          8.46%
           1998          6.45%
           1999         -1.41%
           2000          9.93%


BEST QUARTER                 5.82%
                 1st quarter, 1995

WORST QUARTER               -4.27%
                 1st quarter, 1994


AVERAGE ANNUAL TOTAL RETURNS (%)

Shows performance over time, for periods ended December 31, 2000

                                       PAST 1 YEAR   PAST 5 YEARS  PAST 10 YEARS
 -------------------------------------------------------------------------------
 SELECT CLASS SHARES                       9.93         5.23          6.64

 LEHMAN MUNICIPAL BOND INDEX
 (NOEXPENSES)                             11.68         5.84          7.32

 LEHMAN NY COMPETITIVE INTERMEDIATE
 (1-17 MATURITIES) INDEX(2) (NO
 EXPENSES)                                 9.66        33.18            --

 LIPPER NEW YORK MUNICIPAL
 DEBT FUNDS INDEX (NO EXPENSES)           12.16         4.88          6.82

(1) THE FUND'S FISCAL YEAR END IS 8/31.

(2) SINCE THE INDEX STARTED 7/93, IT LACKS A COMPLETE 10 YEARS OF HISTORY.

INVESTOR EXPENSES FOR SELECT CLASS SHARES

The expenses of the Select Class Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.

ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

 MANAGEMENT FEES                                                         0.30
 DISTRIBUTION (RULE 12b-1) FEES                                          NONE
 SHAREHOLDER SERVICE FEES                                                0.25
 OTHER EXPENSES(1)                                                       0.24
--------------------------------------------------------------------------------
   TOTAL OPERATING EXPENSES                                              0.79
 FEE WAIVERS AND EXPENSE REIMBURSEMENTS(2)                              (0.07)
--------------------------------------------------------------------------------
   NET EXPENSES(2)                                                       0.72

(1) "OTHER EXPENSES" BASED ON EXPENSES INCURRED IN THE MOST RECENT FISCAL
    YEAR.

(2) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH JPMORGAN CHASE BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL OPERATING EXPENSES OF THE SELECT CLASS SHARES (EXCLUDING INTEREST, TAXES, EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION PLAN) EXCEED 0.72% OF AVERAGE DAILY NET ASSETS THROUGH 9/7/04.

EXAMPLE The example below is intended to help you compare the cost of investing in the Select Class Shares with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment,

- 5% return each year and

- net expenses through 9/7/04 and total annual operating expenses thereafter.

The example is for comparison only; the actual returns of the Select Class Shares and your actual costs may be higher or lower.

                                   1 YEAR     3 YEARS     5 YEARS     10 YEARS
 -----------------------------------------------------------------------------
 YOUR COST ($)
 (WITH OR WITHOUT REDEMPTION)      74         233         420         960

JPMorgan TAX FREE INCOME FUND


RISK/RETURN SUMMARY

For a more detailed discussion of the Fund's investments and main risks, as well as Fund strategies, please see pages 32-36.

THE FUND'S OBJECTIVE

The Fund seeks to provide monthly dividends that are excluded from gross income for federal income tax purposes and to protect the value of your investment by investing primarily in municipal obligations.

THE FUND'S MAIN INVESTMENT STRATEGY

As a fundamental policy, the Fund normally invests at least 80% of its net assets in municipal obligations whose interest payments are:

- excluded from gross income for federal income tax purposes, and

- not subject to the federal alternative minimum tax on individuals.

The Fund invests in securities that are rated as investment-grade by Moody's Investors Service, Inc., Standard & Poor's Corporation or Fitch, Inc. It may also invest in unrated securities of comparable quality.

The Fund may also invest in derivatives, inverse floaters and interest rate caps, zero coupon securities and forward commitments. These instruments may be used to increase the Fund's income or gain. Derivatives, which are financial instruments whose value is based on another security, index or exchange rate, might also be used to hedge various market risks.

There is no restriction on the maturity of the Fund's portfolio or on any individual security in the portfolio.

Under normal market conditions, the Fund reserves the right to invest up to 20% of its total assets in securities that pay interest subject to federal income tax or the federal alternative minimum tax on individuals. To temporarily defend the value of its assets during unusual market conditions, the Fund may exceed this limit.

The Fund may invest in money market funds so that it can easily convert investments into cash without losing a significant amount of money in the process.

The Fund may also invest in municipal lease obligations. These allow the Fund to participate in municipal lease agreements and installment purchase contracts.

The Fund may invest up to 25% of its total assets in municipal lease obligations backed by letters of credit or guarantees from U.S. and foreign banks and other foreign institutions.

There may be times when there are not enough securities available to meet the Fund's needs. On these occasions, the Fund may invest in repurchase agreements or Treasury securities that may be subject to federal income tax.

The Fund may change any of its non-fundamental investment policies

(including its investment objective) without shareholder approval.

BEFORE YOU INVEST

INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:

- THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.

- THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.


FREQUENCY OF TRADING

HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.


INVESTMENT PROCESS

In managing the Fund, J.P. Morgan Fleming Asset Management (USA) Inc. (JPMFAM
(USA)), the adviser, seeks to develop an appropriate portfolio by comparing, among other factors, credit quality, yields and call provisions of different municipal issuers, and examining structural changes along the yield curve in an attempt to maximize investment returns while minimizing risk.

INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL WHEN THE FUND'S SHARE PRICE IS LOWER THAN WHEN YOU INVESTED.


THE FUND'S MAIN INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The principal value of fixed income investments tends to fall when prevailing interest rates rise.

If a municipality gets into financial trouble, it could have difficulty paying interest and principal. This would hurt the Fund's returns and its ability to preserve capital and liquidity.

Some securities, including municipal lease obligations, carry additional risks. For example, they may be difficult to trade or interest payments may be tied only to a specific stream of revenue. Under some circumstances, municipal lease obligations might not pay interest unless the state or municipal legislature authorizes money for that purpose.

Normally, the Fund may invest up to 20% of its total assets in securities whose interest is subject to the federal alternative minimum tax. Consult your tax professional for more information.

Since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to the Fund could increase if the banking or financial sector suffers an economic downturn.

The Fund may invest in municipal obligations backed by foreign institutions. This could carry more risk than securities backed by U.S. institutions, because of political or economic instability, the imposition of government controls, or regulations that do not match U.S. standards.

The value of zero coupon securities, inverse floaters and interest rate caps tends to fluctuate according to interest rate changes significantly more than the value of ordinary interest-paying debt securities. The price of a security with an interest rate cap will change more often and to a greater degree than a municipal security without one.

Derivatives may be riskier than other types of investments because they are more sensitive to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.

A forward commitment could lose value if the underlying security falls in value before the settlement date or if the other party fails to meet its obligation to complete the transaction.

The Fund is non-diversified and may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This makes the value of the Fund's shares more sensitive to the economic problems affecting those issuing the securities. In addition, more than 25% of the Fund's total assets may be invested in securities that rely on similar projects for their income stream. As a result, the Fund could be more susceptible to developments that affect those projects.

To the extent the Fund invests in money market instruments, it will bear its ratable share of the expenses of the money market fund which would result in duplicative expenses.


WHO MAY WANT TO INVEST

THE FUND IS DESIGNED FOR INVESTORS WHO:

- WANT TO ADD AN INCOME INVESTMENT TO FURTHER DIVERSIFY A PORTFOLIO

- WANT AN INVESTMENT WHOSE RISK/RETURN POTENTIAL IS HIGHER THAN THAT OF MONEY MARKET FUNDS BUT GENERALLY LESS THAN THAT OF STOCK FUNDS

- WANT AN INVESTMENT THAT PAYS MONTHLY DIVIDENDS

- WANT AN INCOME THAT IS EXEMPT FROM FEDERAL AND PERSONAL INCOME TAXES

THE FUND IS NOT DESIGNED FOR INVESTORS WHO:

- ARE INVESTING FOR AGGRESSIVE LONG-TERM GROWTH

- REQUIRE STABILITY OF PRINCIPAL

- ARE INVESTING THROUGH A TAX-DEFERRED ACCOUNT SUCH AS AN IRA

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Select Class Shares (formerly Institutional Class Shares prior to 9/7/01). The bar chart shows how the performance of the Fund's shares has varied from year to year for each of the last ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns over the past one year, five years and ten years. It compares that performance to the Lehman Municipal Bond Index, a widely recognized market benchmark, and the Lipper General Municipal Debt Funds Index.

The performance of the Fund's shares prior to 1/1/97 is based on the historical performance of the Fund's predecessor, which was a common trust fund. The historical performance of shares of the predecessor fund has been adjusted to reflect the Fund's expense levels (absent reimbursements) that were in place at the time the Fund received the common trust fund assets.

Past performance does not predict how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 9/30/01 WAS 4.99%.

YEAR-BY-YEAR RETURNS(1)

[CHART]

           1991        11.48%
           1992         9.13%
           1993        11.32%
           1994        -3.88%
           1995        14.44%
           1996         4.09%
           1997         9.11%
           1998         6.49%
           1999        -3.26%
           2000        11.68%


 BEST QUARTER                5.72%
                 1st quarter, 1995

 WORST QUARTER              -3.29%
                 1st quarter, 1994

Shows performance over time, for periods ended December 31, 2000

AVERAGE ANNUAL TOTAL RETURNS (%)
                                    PAST 1 YEAR    PAST 5 YEARS    PAST 10 YEARS
 -------------------------------------------------------------------------------
 SELECT CLASS SHARES                   11.68          5.49             6.89

 LEHMAN MUNICIPAL BOND INDEX
 (AFTER EXPENSES)                      11.68          5.84             7.32

 LIPPER GENERAL MUNICIPAL DEBT
 FUNDS INDEX (AFTER EXPENSES)          11.10          4.99             6.79

(1) THE FUND'S FISCAL YEAR END IS 8/31.

INVESTOR EXPENSES FOR SELECT CLASS SHARES

The expenses of the Select Class Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.

ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM fund ASSETS)

 MANAGEMENT FEES                                                         0.30
 DISTRIBUTION (RULE 12b-1) FEES                                          NONE
 SHAREHOLDER SERVICE FEES                                                0.25
 OTHER EXPENSES(1)                                                       0.21
--------------------------------------------------------------------------------
   TOTAL OPERATING EXPENSES                                              0.76
 FEE WAIVERS AND EXPENSE REIMBURSEMENTS(2)                              (0.01)
--------------------------------------------------------------------------------
   NET EXPENSES(2)                                                       0.75

(1) "OTHER EXPENSES" ARE BASED ON EXPENSES INCURRED IN THE MOST RECENT FISCAL YEAR.

(2) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH JPMORGAN CHASE BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL OPERATING EXPENSES OF THE SELECT CLASS SHARES (EXCLUDING INTEREST, TAXES AND EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION PLAN) EXCEED 0.75% OF AVERAGE DAILY NET ASSETS THROUGH 9/7/02.

EXAMPLE

This example below is intended to help you compare the cost of investing in the Select Class Shares with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment,

- 5% return each year and

- net expenses through 9/7/02 and total annual operating expense thereafter.

The example is for comparison only; the actual returns of the Select Class Shares and your actual costs may be higher or lower.

                                   1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------------------------------------------------------------------------------
 YOUR COST ($)
 (WITH OR WITHOUT REDEMPTION)      77         242         422         942

THE FUNDS' MANAGEMENT AND ADMINISTRATION

The California Bond Fund is a series of J.P. Morgan Series Trust, a Massachusetts business trust. The Intermediate Tax Free Income Fund, New Jersey Tax Free Income Fund, New York Intermediate Tax Free Income Fund and Tax Free Income Fund are series of Mutual Fund Select Trust which is a Massachusetts business trust. The trusts are all governed by the same trustees. The trustees are responsible for overseeing all business activities.

THE FUNDS' INVESTMENT ADVISERS

JPMIM is the investment adviser and makes the day-to-day investment decisions for the California Bond Fund. JPMIM is located at 522 Fifth Avenue, New York, NY 10036.

JPMFAM (USA) is the investment adviser for the Intermediate Tax Free Income Fund, New Jersey Tax Free Income Fund, New York Intermediate Tax Free Income Fund and Tax Free Income Fund and makes the day-to-day investment decisions for those Funds. JPMFAM (USA) is located at 522 Fifth Avenue, New York, NY 10036.

Prior to February 28, 2001, the adviser to the Intermediate Tax Free Income Fund, New Jersey Tax Free Income Fund, New York Intermediate Tax Free Income Fund, and Tax Free Income Fund was The Chase Manhattan Bank and JPMFAM (USA) was the sub-adviser to those Funds

JPMIM and JPMFAM (USA) are wholly owned subsidiaries of J.P. Morgan Chase & Co. (JPMorgan Chase), a bank holding company.

During the most recent fiscal year, each adviser (as applicable) was paid management fees (net of waivers) as a percentage of average daily net assets as follows:

                                                    FISCAL
 FUND                                               YEAR END      %
---------------------------------------------------------------------
 CALIFORNIA BOND FUND                               8/31         0.30

 INTERMEDIATE TAX FREE INCOME FUND                  8/31         0.30

 NEW JERSEY TAX FREE INCOME FUND                    8/31         0.30

 NEW YORK INTERMEDIATE TAX FREE INCOME FUND         8/31         0.30

 TAX FREE INCOME FUND                               8/31         0.30


PORTFOLIO MANAGERS

The Funds are managed by a team of individuals at JPMIM or JPMFAM (USA), as applicable.

THE FUNDS' ADMINISTRATORS

JPMorgan Chase Bank (the Administrator) provides administrative services and oversees each Fund's other service providers. The Administrator receives a pro-rata portion of the following annual fee on behalf of each Fund for administrative services:

0.15% of the first $25 billion of average daily net assets of all non-money market funds in the JPMorgan Funds Complex plus 0.075% of average daily net assets over $25 billion.

The Funds have agreements with certain shareholder servicing agents (including JPMorgan Chase Bank, under which the shareholder servicing agents have agreed to provide certain support services to their customers. For performing these services, each shareholder servicing agent receives an annual fee of up to 0.25% of the average daily net assets of the Select Class Shares of each Fund held by investors serviced by the shareholder servicing agent.

The advisers and/or J.P. Morgan Fund Distributors, Inc. (JPMFD) may, at their own expense, make additional payments to certain selected dealers or other shareholder servicing agents for performing administrative services for their customers.

THE FUND'S DISTRIBUTOR

JPMFD is the distributor for the Funds. It is a subsidiary of The BISYS Group, Inc. and is not affiliated with JPMorgan Chase.

HOW YOUR ACCOUNT WORKS


BUYING FUND SHARES

You don't pay any sales charge (sometimes called a load) when you buy Select Class Shares in these Funds. The price you pay for your shares is the net asset value per share (NAV). NAV is the value of everything a particular Fund owns, minus everything it owes, divided by the number of shares held by investors. Each Fund generally values its assets at their market value but may use fair value if market prices are unavailable or do not represent a security's value at the time of pricing.

The NAV of each class of shares is calculated once each day at the close of regular trading on the New York Stock Exchange (NYSE). You'll pay the next NAV calculated after the JPMorgan Fund Service Center receives your order in proper form. An order is in proper form only after funds are converted into federal funds.

You can buy shares in two ways:

THROUGH YOUR INVESTMENT REPRESENTATIVE OR FINANCIAL SERVICE FIRM

Tell your representative or firm which Funds you want to buy and he or she will contact us. Your representative or firm may charge you a fee and may offer additional services, such as special purchase and redemption programs "sweep" programs, cash advances and redemption checks. Some representatives or firms charge a single fee that covers all services. Your representative or firm may impose different minimum investments and earlier deadlines to buy and sell shares.

THROUGH THE JPMORGAN FUNDS SERVICE CENTER

Call 1-800-348-4782
Or
Complete the application form and mail it along with a check for the amount you want to invest to:

JPMorgan Funds Service Center,
P.O. Box 219392
Kansas City, MO 64121-9392

The JPMorgan Funds Service Center accepts purchase orders on any business day that the NYSE is open. Normally, if the JPMorgan Funds Service Center receives your order in proper form by the close of regular trading on the NYSE, we will process your order at that day's price. All purchases of Select Class Shares must be paid by 4:00 p.m. Eastern time on the settlement date or the order will be canceled. Any funds received in connection with late orders will be invested on the following business day.

You must provide a Taxpayer Identification Number when you open an account. Each Fund has the right to refuse any purchase order or to cease offering shares for sale at any time.

Make your check out to JPMorgan Funds in U.S. dollars. We do not accept credit cards, cash, or checks from a third party. You cannot sell your shares until your check clears, which could take 15 calendar days after such shares were purchased. If you buy through an Automated Clearing House, you can not sell your shares until the payment clears. This could take more than seven business days.

Your purchase will be canceled if your check doesn't clear and you will be responsible for any expenses and losses to the Funds. Orders by wire will be canceled if the JPMorgan Funds Service Center doesn't receive payment by 4:00 p.m. Eastern time on the settlement date.

If you are planning to exchange, sell or transfer shares to another person shortly after buying the shares, you should pay by certified check to avoid delays.

MINIMUM INVESTMENTS

Investors must buy a minimum of $1,000,000 worth of Select Class Shares in a Fund to open an account. There are no minimum levels for subsequent purchases. An investor can combine purchases of Select Class Shares of other JPMorgan Funds (except for money market funds) in order to meet the minimum. The minimum investment may be less for certain investors. Current shareholders of Select Class Shares who hold their shares as a result of the reorganization of certain JPMorgan Funds in September 2001 may purchase Select Class Shares of this and other Funds without regard to this minimum.

SELLING FUND SHARES

You can sell your shares on any day the JPMorgan Funds Service Center is open for trading, either directly to the Funds or through your investment representative. You'll receive the next NAV calculated after the JPMorgan Funds Service Center accepts your order.

We will need the names of the registered shareholders and your account number before we can sell your shares.

We generally will wire the proceeds from the sale to your bank account on the day after we receive your request in proper form. We will not accept an order to sell shares if the Fund hasn't collected your payment for the shares. The Funds may stop accepting orders to sell and may postpone payments for more than seven days, as federal securities laws permit.

You will need to have signatures guaranteed for all registered owners or their legal representative if you want your payment sent to an address other than the one we have in our records. We may also need additional documents or a letter from a surviving joint owner before selling the shares.

You can sell shares in two ways:

THROUGH YOUR INVESTMENT REPRESENTATIVE

Tell your representative that you want to sell Select Class Shares. He or she will send all necessary documents to JPMorgan Fund Services. Your representative might charge you for this service.

THROUGH THE JPMORGAN FUNDS SERVICE CENTER

Call 1-800-348-4782. We will mail you a check or send the proceeds via electronic transfer or wire.

REDEMPTIONS-IN-KIND

Each Fund reserves the right to make redemptions of over $250,000 in securities rather than in cash.

EXCHANGING FUND SHARES

You can exchange your Select Class Shares for shares of the same class in certain other JPMorgan Funds at net asset value, beginning 15 days after you buy your shares. For tax purposes, an exchange is treated as a sale of Fund shares. This will generally result in a capital gain or loss to you. Carefully read the prospectus of the Funds you want to buy before making an exchange. Call 1-800-348-4782 for details.

You should not exchange shares as a means of short-term trading as this could increase management costs and affect all shareholders. We reserve the right to limit the number of exchanges or to refuse an exchange. We may also terminate this privilege. We may charge an administration fee of $5 for each exchange if you make more than 10 exchanges in a year or more than 3 exchanges in a quarter. See the Statement of Additional Information (SAI) to find out more about the exchange privilege.

EXCHANGING BY PHONE

You may also use our Telephone Exchange Privilege. You can get information by contacting the JPMorgan Funds Service Center at 1-800-348-4782 or your investment representative.

OTHER INFORMATION CONCERNING THE FUNDS

We may close your account if the aggregate balance falls below $1,000,000 for 30 days as a result of selling shares. We will give you 60 days' notice before closing your account. This restriction doesn't apply to shareholders who hold Select Class Shares as a result of the reorganization of certain JPMorgan Funds in September 2001.

Unless you indicate otherwise on your account application, we are authorized to act on redemption and transfer instructions received by phone. If someone trades on your account by phone, we will ask that person to confirm your account registration and address to make sure they match those you provided us. If they give us the correct information, we are generally authorized to follow that person's instructions. We will take all reasonable precautions to confirm that the instructions are genuine. Investors agree that they will not hold the Funds liable for any loss or expenses from any sales request, if the Funds take reasonable precautions. The applicable Fund will be liable for any losses to you from an unauthorized sale or fraud against you if we do not follow reasonable procedures.

You may not always reach the JPMorgan Funds Service Center by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your investment representative or agent. We may modify or cancel the sale of shares by phone without notice.

Please write to:

JPMorgan Funds Service Center
P.O. Box 219392
Kansas City, MO 64121-9392

The Funds may issue multiple classes of shares. This prospectus relates only to Select Class Shares of the Funds. Each class may have different requirements for who may invest, and may have different sales charges and expense levels. A person who gets compensated for selling Fund shares may receive a different amount for each class.

DISTRIBUTIONS AND TAXES

The Funds can earn income and they can realize capital gain. The Funds deduct any expenses and then pay out these earnings to shareholders as distributions.

The Funds declare dividends daily and distribute any net investment income (other than short-term capital gains) at least monthly. Net capital gain is distributed annually. You have three options for your distributions. You may:

- reinvest all of them in additional Fund shares;

- take distributions of net investment income in cash or as a deposit in a pre-assigned bank account and reinvest distributions of net capital gain in additional shares; or

- take all distributions in cash or as a deposit in a pre-assigned bank account.

If you do not select an option when you open your account, we will reinvest all distributions. If your distributions are reinvested, they will be in the form of shares of the same class. The taxation of dividends will not be affected by the form in which you receive them.

Dividends of net investment income are usually taxable as ordinary income at the federal, state and local levels. Dividends of tax-exempt interest income are not subject to federal income taxes, but will generally be subject to state and local taxes. However, for the New Jersey Tax Free Income Fund, New Jersey residents will not have to pay New Jersey personal income taxes on dividends of tax-exempt income from New Jersey municipal obligations. Similarly, for the New York Intermediate Tax Free Income Fund, New York residents will not have to pay New York State or New York City personal income taxes on dividends of tax-exempt income from New York municipal obligations, and for the California Bond Fund, California residents will not have to pay California personal income taxes on dividends of tax-exempt income from California municipal obligations. The state or municipality where you live may not charge you state or local taxes on dividends of tax-exempt interest earned on certain bonds. Dividends of interest earned on bonds issued by the U.S. government and its agencies may also be exempt from some types of state and local taxes.

If you receive distributions of net capital gain, the tax rate will be based on how long a Fund held a particular asset, not on how long you have owned your shares. If you buy shares just before a distribution, you will pay tax on the entire amount of the taxable distribution you receive, even though the NAV will be higher on that date because it includes the distribution amount.

Early in each calendar year, each Fund will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

Any investor for whom a Fund does not have a valid Taxpayer Identification Number may be subject to backup withholding.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

The above is a general summary of tax implications of investing in the Funds. Because each investor's tax consequences are unique, please consult your tax advisor to see how investing in a Fund will affect your own tax situation.

INVESTMENTS

This table discusses the customary types of investments which can be held by each Fund. In each case the related types of risk are listed on the following page (see below for definitions). This table reads across two pages.

ASSET-BACKED SECURITIES Interests in a stream of payments from specific assets, such as auto or credit card receivables.

BANK OBLIGATIONS Negotiable certificates of deposit, time deposits and bankers' acceptances of domestic and foreign issuers.

COMMERCIAL PAPER Unsecured short term debt issued by domestic and foreign banks or corporations. These securities are usually discounted and may be rated by S&P, Moody's or other nationally recognized statistical rating organization.

MORTGAGES (DIRECTLY HELD) Domestic debt instrument which gives the lender a lien on property as security for the loan payment.

PRIVATE PLACEMENTS Bonds or other investments that are sold directly to an institutional investor.

REPURCHASE AGREEMENTS Contracts whereby the Fund agrees to purchase a security and resell it to the seller on a particular date and at a specific price.

REVERSE REPURCHASE AGREEMENTS Contracts whereby the Fund sells a security and agrees to repurchase it from the buyer on a particular date and at a specific price. Considered a form of borrowing.

SWAPS Contractual agreement whereby a domestic or foreign party agrees to exchange periodic payments with a counterparty. Segregated liquid assets are used to offset leverage risk.

SYNTHETIC VARIABLE RATE INSTRUMENTS Debt instruments whereby the issuer agrees to exchange one security for another in order to change the maturity or quality of a security in the Fund.

TAX EXEMPT MUNICIPAL SECURITIES Securities, generally issued as general obligation and revenue bonds, whose interest is exempt from federal taxation and state and/or local taxes in the state where the securities were issued.

U.S. GOVERNMENT SECURITIES Debt instruments (Treasury bills, notes, and bonds) guaranteed by the U.S. government for the timely payment of principal and interest.

ZERO COUPON, PAY-IN-KIND, AND DEFERRED PAYMENT SECURITIES Domestic and foreign securities offering non-cash or delayed-cash payment. Their prices are typically more volatile than those of some other debt instruments and involve certain special tax considerations.


RISK RELATED TO CERTAIN INVESTMENTS HELD BY THE FUNDS:

CREDIT RISK The risk a financial obligation will not be met by the issuer of a security or the counterparty to a contract, resulting in a loss to the purchaser.

CURRENCY RISK The risk currency exchange rate fluctuations may reduce gains or increase losses on foreign investments.

ENVIRONMENTAL RISK The risk that an owner or operator of real estate may be liable for the costs associated with hazardous or toxic substances located on the property.

EXTENSION RISK The risk a rise in interest rates will extend the life of a mortgage-backed security to a date later than the anticipated prepayment date, causing the value of the investment to fall.

INTEREST RATE RISK The risk a change in interest rates will adversely affect the value of an investment. The value of fixed income securities generally moves in the opposite direction of interest rates (decreases when interest rates rise and increases when interest rates fall).

LEVERAGE RISK The risk of gains or losses disproportionately higher than the amount invested.

/X/  Permitted (and if applicable, percentage limitation)
          percentage of total assets         - BOLD
          percentage of net assets           - ITALIC

/ /  Permitted, but not typically used

+    Permitted, but no current intention of use

--   Not permitted

                                                                                                     NEW YORK
                                                                     INTERMEDIATE    NEW JERSEY      INTERMEDIATE
                                                     CALIFORNIA      TAX FREE        TAX FREE        TAX FREE        TAX FREE
RELATED TYPES OF RISK                                BOND            INCOME          INCOME          INCOME          INCOME
-----------------------------------------------------------------------------------------------------------------------------
credit, interest rate, market, prepayment            / /             / /             / /             / /             / /

credit, currency, liquidity, political               / / Domestic    / / Domestic    / / Domestic    / / Domestic    / / Domestic
                                                         only            only            only            only            only

credit, currency, interest rate, liquidity,
market, political                                    /X/             /X/             /X/             /X/             /X/

credit, environmental, extension, interest
rate, liquidity, market, natural event,
political, prepayment, valuation                     +               +               +               +               +

credit, interest rate, liquidity, market,
valuation                                            /X/             /X/             /X/             /X/             /X/

credit                                               / /             / /             / /             / /             / /

credit                                               / /(1)          / /(1)          / /(1)          / /(1)          / /(1)

credit, currency, interest rate, leverage,
market, political                                    / /             / /             / /             / /             / /

credit, interest rate, leverage, liquidity,
market                                               /X/             /X/             /X/             /X/             /X/

credit, interest rate, market, natural
event, political                                     /X/             /X/             /X/             /X/             /X/

interest rate                                        /X/             /X/             /X/             /X/             /X/

credit, currency, interest rate, liquidity,
market, political, valuation                         /X/             /X/             /X/             /X/             /X/

LIQUIDITY RISK The risk the holder may not be able to sell the security at the time or price it desires.

MARKET RISK The risk that when the market as a whole declines, the value of a specific investment will decline proportionately. This systematic risk is common to all investments and the mutual funds that purchase them.

NATURAL EVENT RISK The risk a natural disaster, such as a hurricane or similar event, will cause severe economic losses and default in payments by the issuer of the security.

POLITICAL RISK The risk governmental policies or other political actions will negatively impact the value of the investment.

PREPAYMENT RISK The risk declining interest rates will result in unexpected prepayments, causing the value of the investment to fall.

VALUATION RISK The risk the estimated value of a security does not match the actual amount that can be realized if the security is sold.

(1) All forms of borrowing (including securities lending, mortgage dollar rolls and reverse repurchase agreements) in the aggregate may not exceed 33 1/3% of the Fund's total assets.

RISK AND REWARD ELEMENTS FOR THE FUNDS

This table discusses the main elements that make up each Fund's overall risk and reward characteristics. It also outlines each Fund's policies toward various investments, including those that are designed to help certain Funds manage risk.



POTENTIAL RISKS

MARKET CONDITIONS                             POTENTIAL REWARDS                          POLICIES TO BALANCE RISK AND REWARD
----------------------------------------------------------------------------------------------------------------------------------
-  Each Fund's share price, yield, and        -  Bonds have generally outperformed       -  Under normal circumstances the Funds
   total return will fluctuate in                money market investments over the          plan to remain fully invested in
   response to bond market movements             long term, with less risk than stocks      bonds and other fixed income
                                                                                            securities

-  The value of most bonds will fall          -  Most bonds will rise in value when      -  The Funds seek to limit risk and
   when interest rates rise; the longer          interest rates fall                        enhance total return or yields
   a bond's maturity and the lower its                                                      through careful management, sector
   credit quality, the more its value         -  Mortgage-backed and asset-backed           allocation, individual securities
   typically falls                               securities and direct mortgages can        selection, and duration management
                                                 offer attractive returns
-  Adverse market conditions may from                                                    -  During severe market downturns, the
   time to time cause a Fund to take          -  Asset-backed securities (securities        Funds have the option of investing up
   temporary defensive positions that            representing an interest in, or            to 100% of assets in high quality
   are inconsistent with its principal           secured by, a pool of mortgages or         short-term securities
   investment strategies and may hinder          other assets such as receivables) and
   a Fund from achieving its investment          direct mortgages could generate         -  Each adviser monitors interest rate
   objective                                     capital losses or periods of low           trends, as well as geographic and
                                                 yields if they are paid off                demographic information
-  Mortgage-backed and asset-backed              substantially earlier or later than
   securities (securities representing           anticipated
   an interest in, or secured by, a pool
   of mortgages or other assets such as       -  Each Fund is non-diversified, which
   receivables) and direct mortgages             means that a relatively high
   could generate capital losses or              percentage of the Fund's assets may
   periods of low yields if they are             be invested in a limited number of
   paid off substantially earlier or             issuers. Therefore, its performance
   later than anticipated                        may be more vulnerable to changes in
                                                 the market value of a single issuer
                                                 or a group of issuers


CREDIT QUALITY

-  The default of an issuer would leave       -  Investment-grade bonds have a lower     -  Each Fund maintains its own policies
   a Fund with unpaid interest or                risk of default                            for balancing credit quality against
   principal                                                                                potential yields and gains in light
                                              -  Junk bonds offer higher yields and         of its investment goals
-  Junk bonds (those rated BB/Ba or              higher potential gains
   lower) have a higher risk of default,                                                 -  Each adviser develops its own ratings
   tend to be less liquid, and may be                                                       of unrated securities and makes
   more difficult to value                                                                  credit quality determinations for
                                                                                            unrated securities

WHEN-ISSUED AND DELAYED
DELIVERY SECURITIES

-  When a Fund buys securities before         -  A Fund can take advantage of            -  Each Fund segregates liquid assets to
   issue or for delayed delivery, it             attractive transaction opportunities       offset leverage risk
   could be exposed to leverage risk if
   it does not segregate liquid assets


POTENTIAL RISKS                               POTENTIAL REWARDS                          POLICIES TO BALANCE RISK AND REWARD

MANAGEMENT CHOICES
----------------------------------------------------------------------------------------------------------------------------------
-  A Fund could underperform its              -  A Fund could outperform its benchmark   -  Each adviser focuses its active
   benchmark due to its sector,                  due to these same choices                  management on those areas where it
   securities or duration choices                                                           believes its commitment to research
                                                                                            can most enhance returns and manage
DERIVATIVES                                                                                 risks in a consistent way

-  Derivatives such as futures, options,      -  Hedges that correlate well with         -  The Funds use derivatives, such as
   swaps and forward foreign currency            underlying positions can reduce or         futures, options, swaps and forward
   contracts(1) that are used for                eliminate losses at low cost               foreign currency contracts for
   hedging the portfolio or specific                                                        hedging and for risk management
   securities may not fully offset the        -  A Fund could make money and protect        (i.e., to adjust duration or yield
   underlying positions and this could           against losses if the management's         curve exposure, or to establish or
   result in losses to the Funds that            analysis proves                            adjust exposure to particular
   would not have otherwise occurred             correct                                    securities, markets, or currencies);
                                                                                            risk management may include
-  Derivatives used for risk management       -  Derivatives that involve leverage          management of a Fund's exposure
   may not have the intended effects and         could generate substantial gains at        relative to its benchmark
   may result in losses or missed                low cost
   opportunities                                                                         -  The Funds only establish hedges that
                                                                                            they expect will be highly correlated
-  The counterparty to a derivatives                                                        with underlying positions
   contract could default
                                                                                         -  The Funds (except California Bond
-  Certain types of derivatives involve                                                     Fund) may use derivatives to increase
   costs to the Funds which can reduce                                                      income or gain
   returns
                                                                                         -  While the Funds may use derivatives
-  Derivatives that involve leverage                                                        that incidentally involve leverage,
   could magnify losses                                                                     they do not use them for the specific
                                                                                            purpose of leveraging their
-  Derivatives used for non-hedging                                                         portfolios
   purposes could cause losses that
   exceed the original investment

-  Derivatives may, for tax purposes,
   affect the character of gain and loss
   realized by a Fund, accelerate
   recognition of income to a Fund,
   affect the holding period of a Fund's
   assets and defer recognition of
   certain of a Fund's losses


SECURITIES LENDING

-  When a Fund lends a security, there        -  A Fund may enhance income through the   -  Each adviser maintains a list of
   is a risk that the loaned securities          investment of the collateral received      approved borrowers
   may not be returned if the borrower           from the borrower
   defaults                                                                              -  The Funds receive collateral equal to
                                                                                            at least 100% of the current value of
-  The collateral will be subject to the                                                    securities loaned
   risks of the securities in which it
   is invested                                                                           -  The lending agents indemnify a Fund
                                                                                            against borrower default

                                                                                         -  Each adviser's collateral investment
                                                                                            guidelines limit the quality and
                                                                                            duration of collateral investment to
                                                                                            minimize losses

                                                                                         -  Upon recall, the borrower must return
                                                                                            the securities loaned within the
                                                                                            normal settlement period


ILLIQUID HOLDINGS

-  A Fund could have difficulty valuing       -  These holdings may offer more           -  No Fund may invest more than 15% of
   these holdings precisely                      attractive yields or potential growth      net assets in illiquid holdings
                                                 than comparable widely traded
-  A Fund could be unable to sell these          securities                              -  To maintain adequate liquidity to
   holdings at the time or price desired                                                    meet redemptions, each Fund may hold
                                                                                            investment-grade short-term
                                                                                            securities (including repurchase
                                                                                            agreements and reverse repurchase
                                                                                            agreements) and, for temporary or
                                                                                            extraordinary purposes, may borrow
                                                                                            from banks up to 33 1/3% of the value
                                                                                            of its total assets or draw on a line
                                                                                            of credit

A futures contract is an agreement to buy or sell a set quantity of an underlying instrument at a future date, or to make or receive a cash payment based on changes in the value of a securities index. An option is the right to buy or sell a set quantity of an underlying instrument at a predetermined price. A swap is a privately negotiated agreement to exchange one stream of payments for another. A forward foreign currency contract is an obligation to buy or sell a given currency on a future date and at a set price.


POTENTIAL RISKS                               POTENTIAL REWARDS                           POLICIES TO BALANCE RISK AND REWARD
----------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM TRADING

-  Increased trading would raise a            -  A Fund could realize gains in a short   -  The Funds may use short-term trading
   Fund's transaction costs                      period of time                             to take advantage of attractive or
                                                                                            unexpected opportunities or to meet
-  Increased short-term capital gains         -  A Fund could protect against losses        demands generated by shareholder
   distributions would raise                     if a bond is overvalued and its value      activity
   shareholders' income tax liability            later falls
                                                                                         -  The Funds' Portfolio Turnover Rate
                                                                                            for the most recent fiscal year is
                                                                                            listed below:

                                                                                            California Bond Fund: 55% (fiscal
                                                                                            year ended 4/30/01) and 29% (5/1/01 -
                                                                                            8/31/01)

                                                                                            Intermediate Tax Free Income Fund: 43%

                                                                                            New Jersey Tax Free Income Fund: 48%

                                                                                            New York Intermediate Tax Free Income
                                                                                            Fund: 33%

                                                                                           Tax Free Income Fund: 57%

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand each Fund's financial performance for the past five fiscal years or periods, as applicable. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, except as noted, whose reports, along with each Fund's financial statements, are included in the representative Fund's annual report, which is available upon request.

JPMORGAN CALIFORNIA BOND FUND

                                                                    4/21/97(1)      YEAR      YEAR     YEAR      YEAR     5/1/01
                                                                       THROUGH     ENDED     ENDED    ENDED     ENDED    THROUGH
PER SHARE DATA:                                                        4/30/97   4/30/98   4/30/99  4/30/00   4/30/01  8/31/01(3)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                    $10.00    $10.04    $10.35   $10.57    $10.20    $10.53
---------------------------------------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income                                                0.01      0.41      0.40     0.41      0.45      0.14
     Net realized and unrealized gain (loss) on investment                0.04      0.31      0.26   (0.36)      0.33      0.41
---------------------------------------------------------------------------------------------------------------------------------
     Total from investment operations                                     0.05      0.72      0.66     0.05      0.78      0.55

   Distributions to shareholders from:
     Net investment income                                                0.01      0.41      0.40     0.41      0.45      0.14
     Net realized gain                                                      --        --      0.04     0.01        --       .03
---------------------------------------------------------------------------------------------------------------------------------
     Total distributions to shareholders                                  0.01      0.41      0.44     0.42      0.45      0.17
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                          $10.04    $10.35    $10.57   $10.20    $10.53    $10.91
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                              0.51%     7.20%     6.43%    0.60%     7.77%     5.31%
=================================================================================================================================

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                                       $0        $6        $7      $14       $33       $31

RATIO TO AVERAGE NET ASSETS:
   Net expenses(2)                                                        0.62%     0.65%     0.65%    0.65%     0.65%     0.65%
   Net investment income(2)                                               4.52%     3.94%     3.76%    3.99%     4.25%     3.84%
   Expenses without reimbursement(2)                                      1.17%     1.00%     0.87%    0.85%     0.78%     0.78%
   Net investment income without reimbursements(2)                        3.97%     3.59%     3.54%    3.79%     4.12%     3.71%
Portfolio turnover                                                          40%       44%       40%   87%(2)       55%       29%

 (1) Commencement of operations.
 (2) Short periods have been annualized.
 (3) This year the Fund changed the fiscal year end from 4/30 to 8/31.

JPMORGAN INTERMEDIATE TAX FREE INCOME FUND(1)

                                                                        1/1/97(2)      YEAR     YEAR      YEAR      YEAR
                                                                          THROUGH     ENDED    ENDED     ENDED     ENDED
PER SHARE OPERATING PERFORMANCE:                                          8/31/97   8/31/98  8/31/99   8/31/00   8/31/01
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                       $10.75    $10.85   $10.93    $10.42    $10.46
------------------------------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income                                                   0.39      0.56     0.52      0.46      0.44
     Net gains or (losses) in securities (both realized and
      unrealized)                                                            0.10      0.29   (0.39)      0.10      0.52
------------------------------------------------------------------------------------------------------------------------
     Total from investment operations                                        0.49      0.85     0.13      0.56      0.96

   Less distributions:
     Dividends from net investment income                                    0.39      0.56     0.52      0.46      0.44
     Distributions from capital gains                                          --      0.21     0.12      0.06        --
------------------------------------------------------------------------------------------------------------------------
     Total distributions                                                     0.39      0.77     0.64      0.52      0.44

Net asset value, end of period                                             $10.85    $10.93   $10.42    $10.46    $10.98
------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                                4.58%     8.08%    1.15%     5.54%     9.35%
========================================================================================================================

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (millions)                                         $631      $717     $729      $694      $728

RATIOS TO AVERAGES NET ASSETS:
   Expenses(3)                                                              0.02%     0.02%    0.03%     0.57%     0.74%
   Net investment income(3)                                                 5.40%     5.10%    4.81%     4.49%     4.10%
   Expenses without waivers, reimbursements and earnings
    credits(3)                                                              0.50%     0.50%    0.50%     0.66%     0.75%
   Net investment income without waivers, reimbursements
    and earnings credits(3)                                                 4.92%     4.62%    4.34%     4.40%     4.09%
Portfolio turnover rate                                                       60%       71%      62%       60%       43%

 (1) Formerly Chase Vista Select Intermediate Tax Free Income Fund:
     Institutional Shares.

 (2) Commencement of operations.
 (3) Short periods have been annualized.

JPMORGAN NEW JERSEY TAX FREE INCOME FUND(1)

                                                                        1/1/97(2)      YEAR     YEAR      YEAR      YEAR
                                                                          THROUGH     ENDED    ENDED     ENDED     ENDED
PER SHARE OPERATING PERFORMANCE:                                          8/31/97   8/31/98  8/31/99   8/31/00   8/31/01
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                        $9.99    $10.04   $10.24     $9.61     $9.73
------------------------------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income                                                   0.37      0.52     0.49      0.44      0.42
     Net gains or (losses) in securities (both realized and
      unrealized)                                                            0.05      0.24   (0.45)      0.12      0.60
------------------------------------------------------------------------------------------------------------------------
     Total from investment operations                                        0.42      0.76     0.04      0.56      1.02

   Less distributions:
     Dividends from net investment income                                    0.37      0.52     0.49      0.44      0.42
     Distributions from capital gains                                          --      0.04     0.18        --        --
------------------------------------------------------------------------------------------------------------------------
     Total distributions                                                     0.37      0.56     0.67      0.44      0.42

Net asset value, end of period                                             $10.04    $10.24    $9.61     $9.73    $10.33
------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN                                                                4.20%     7.82%    0.37%     6.08%    10.69%
========================================================================================================================

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (millions)                                          $64       $71      $68       $73       $82

RATIOS TO AVERAGES NET ASSETS:
   Expenses(3)                                                              0.02%     0.02%    0.04%     0.59%     0.75%
   Net investment income(3)                                                 5.52%     5.16%    4.94%     4.67%     4.18%
   Expenses without waivers, reimbursements and earnings
    credits(3)                                                              0.57%     0.63%    0.63%     0.82%     0.93%
   Net investment income without waivers, reimbursements
    and earnings credits(3)                                                 4.97%     4.55%    4.35%     4.44%     4.00%
Portfolio turnover rate                                                       14%       60%      24%       48%       48%

 (1) Formerly Chase Vista Select New Jersey Tax Free Income Fund: Institutional Shares.
 (2) Commencement of operations.

 (3) Short periods have been annualized.

JPMORGAN NEW YORK INTERMEDIATE TAX FREE INCOME FUND(1)

                                                                        1/1/97(2)      YEAR     YEAR      YEAR      YEAR
                                                                          THROUGH     ENDED    ENDED     ENDED     ENDED
PER SHARE OPERATING PERFORMANCE:                                          8/31/97   8/31/98  8/31/99   8/31/00   8/31/01
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                        $7.09     $7.15    $7.29     $6.91     $7.01
------------------------------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income                                                   0.26      0.37     0.35      0.31      0.29
     Net gains or (losses) in securities (both realized
      and unrealized)                                                        0.06      0.21   (0.31)      0.10      0.37
------------------------------------------------------------------------------------------------------------------------
     Total from investment operations                                        0.32      0.58     0.04      0.41      0.66

   Less distributions:
     Dividends from net investment income                                    0.26      0.37     0.35      0.31      0.29
     Distributions from capital gains                                          --      0.07     0.07        --        --
------------------------------------------------------------------------------------------------------------------------
     Total distributions                                                     0.26      0.44     0.42      0.31      0.29

Net asset value, end of period                                              $7.15     $7.29    $6.91     $7.01     $7.38
------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(4)                                                              4.62%     8.37%    0.38%     6.13%     9.68%
========================================================================================================================

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (millions)                                         $235      $283     $295      $277      $302

RATIOS TO AVERAGES NET ASSETS:
   Expenses(3)                                                              0.03%     0.03%    0.04%     0.58%     0.75%
   Net investment income(3)                                                 5.52%     5.08%    4.85%     4.48%     4.10%
   Expenses without waivers, reimbursements and earnings
    credits(3)                                                              0.53%     0.53%    0.53%     0.70%     0.79%
   Net investment income without waivers, reimbursements
    and earnings credits(3)                                                 5.02%     4.58%    4.36%     4.36%     4.06%
Portfolio turnover rate                                                       32%       66%      39%       46%       33%

 (1) Formerly Chase Vista New York Intermediate Income Fund: Institutional
     Shares.
 (2) Commencement of operations.

 (3) Short periods have been annualized.
 (4) Total Return figures do not include the effect of any front-end or deferred sales load.

JPMORGAN TAX FREE INCOME FUND(1)

                                                                        1/1/97(2)      YEAR     YEAR      YEAR      YEAR
                                                                          THROUGH     ENDED    ENDED     ENDED     ENDED
PER SHARE OPERATING PERFORMANCE:                                          8/31/97   8/31/98  8/31/99   8/31/00   8/31/01
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                        $6.39     $6.45    $6.60     $6.19     $6.25
------------------------------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income                                                   0.24      0.35     0.34      0.30      0.29
     Net gains or (losses) in securities (both realized
      and unrealized)                                                        0.06      0.21   (0.37)      0.06      0.32
------------------------------------------------------------------------------------------------------------------------
     Total from investment operations                                        0.30      0.56   (0.03)      0.36      0.61

   Less distributions:
     Dividends from net investment income                                    0.24      0.35     0.34      0.30      0.29
     Distributions from capital gains                                          --      0.06     0.04        --        --
------------------------------------------------------------------------------------------------------------------------
     Total distributions                                                     0.24      0.41     0.38      0.30      0.29

Net asset value, end of period                                              $6.45     $6.60    $6.19     $6.25     $6.57
------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN                                                                4.86%     8.99%  (0.63%)     6.11%    10.00%
========================================================================================================================

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (millions)                                         $677      $761     $744      $753      $798

RATIOS TO AVERAGES NET ASSETS:
   Expenses(3)                                                              0.02%     0.02%    0.03%     0.57%     0.74%
   Net investment income(3)                                                 5.73%     5.39%    5.25%     4.98%     4.56%
   Expenses without waivers, reimbursements and earnings
    credits(3)                                                              0.49%     0.50%    0.50%     0.66%     0.76%
   Net investment income without waivers, reimbursements
    and earnings credits(3)                                                 5.26%     4.91%    4.78%     4.89%     4.54%
Portfolio turnover rate                                                       48%       47%      39%       35%       57%

 (1) Formerly Chase Vista Select Tax Free Income Fund: Institutional Shares.
 (2) Commencement of operations.

 (3) Short periods have been annualized.

HOW TO REACH US


MORE INFORMATION

For investors who want more information on their Funds the following documents are available free upon request:

ANNUAL AND SEMI-ANNUAL REPORTS

Our annual and semi-annual reports contain more information about each Fund's investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on each Fund's performance during the last fiscal year.

STATEMENT OF ADDITIONAL  INFORMATION (SAI)

The SAI contains more detailed information about the Funds and their policies. It is incorporated by reference into this prospectus. This means, by law, it's considered to be part of this prospectus.

You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-348-4782 or writing to:

JPMORGAN FUNDS SERVICE CENTER
P.O. BOX 219392
KANSAS CITY, MO 64121-9392

If you buy your shares through an institution, contact that institution directly for more information. You can also find information at www.jpmorganfunds.com.

You can write or e-mail the SEC's Public Reference Room and ask them to mail you information about the Funds, including the SAI. They will charge you a copying fee for this service. You can also visit the Public Reference Section and copy the documents while you are there.

PUBLIC REFERENCE SECTION OF THE SEC
WASHINGTON, DC 20549-0102
1-202-942-8090
EMAIL: publicinfo@sec.gov

Reports, a copy of the SAI and other information about the Funds are also available on the SEC's website at http://www.sec.gov.


                       JPMorgan Funds Fulfillment Center
                               393 Manley Street
                        West Bridgewater, MA 02379-1039

      The Investment Company Act File No. is 811-7841 for all Funds except
            JPMorgan California Bond Fund, whose File No. is 811-7795

       -C- 2001 J.P. Morgan Chase & Co. All Rights Reserved. December 2001


                                                                   PR-TFS-1201 X

                                                    PROSPECTUS DECEMBER 20, 2001


JPMORGAN TAX FREE FUNDS
INSTITUTIONAL CLASS SHARES

CALIFORNIA BOND FUND

NEW YORK INTERMEDIATE TAX FREE INCOME FUND

The Securities and Exchange Commission has not approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

[LOGO]JPMORGAN Fleming
      Asset Management

CONTENTS

California Bond Fund                                1

New York Intermediate Tax Free Income Fund          6

The Funds' Management and Administration           11

How Your Account Works                             13

   Buying Fund Shares                              13

   Selling Fund Shares                             13

   Other Information Concerning The Funds          14

   Distributions and Taxes                         15

Investments                                        18

Risk and Reward Elements                           20

Financial Highlights                               23

How To Reach Us                            Back cover

JPMorgan CALIFORNIA BOND FUND

RISK/RETURN SUMMARY
For a more detailed discussion of the Fund's investments and main risks, as well as Fund strategies, please see pages 18-22.

THE FUND'S OBJECTIVE
The Fund seeks to provide high after-tax total return for California residents consistent with moderate risk of capital.

THE FUND'S MAIN
INVESTMENT STRATEGY
The Fund invests primarily in California municipal securities that it believes have the potential to provide high current income which are free from federal and state personal income taxes for California residents. Because the Fund's objective is high after-tax total return rather than high tax-exempt income, the Fund may invest to a limited extent in securities of other states or territories. To the extent that the Fund invests in municipal securities of other states, the income from such securities would be free from federal personal income taxes for California residents but would be subject to California state personal income taxes. For non-California residents, the income from California municipal securities is free from federal personal income taxes only. The Fund may also invest in taxable securities.

The Fund's securities may be of any maturity, but under normal market conditions the Fund's duration will generally range between three and seven years, similar to that of the Lehman Brothers California Competitive Intermediate Bond Index (1-17) (also known as the Lehman 1-17 Year California Municipal Bond Index) (currently 5.42 years).

At least 90% of total assets must be invested in securities that, at the time of purchase, are rated investment-grade by Moody's Investors Service, Inc., Standard & Poor's Corporation or Fitch, Inc. The Fund also may invest in unrated securities of comparable quality. No more than 10% of total assets may be invested in securities rated B or BB.

The Fund may invest in money market instruments to increase its ability to easily convert investments into cash without losing a significant amount of money in the process.

There may be times when there are not enough municipal securities available to meet the Fund's needs. On these occasions, the Fund may invest in securities that may be subject to federal income tax.

The Fund may change any of its non-fundamental investment policies (including its investment objective) without shareholder approval.

INVESTMENT PROCESS
In managing the Fund, J.P. Morgan Investment Management Inc. (JPMIM), the adviser, employs a three-step process that combines sector allocation, fundamental research for identifying portfolio securities, and duration management.

The sector allocation team meets monthly, analyzing the fundamentals of a broad range of sectors in which the Fund may invest. The team seeks to enhance performance and manage risk by underweighting or overweighting sectors.

Relying on the insights of different specialists, including credit analysts, quantitative researchers, and dedicated fixed income traders, the adviser makes buy and sell decisions according to the Fund's objective and strategy.

Forecasting teams use fundamental economic factors to develop strategic forecasts of the direction of interest rates. Based on these forecasts, strategists establish the Fund's largest duration, a common measurement of a security's sensitivity to interest rate movements.

The Fund's target duration typically remains relatively close to the duration of the market as a whole, as represented by the Fund's benchmark. The strategists closely monitor the Fund and make tactical adjustments as necessary.

THE FUND'S MAIN
INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The principal value of fixed income investments tends to fall when prevailing interest rates rise.

To the extent that the Fund seeks higher returns by investing in non-investment-grade bonds, often called junk bonds, it takes on additional risks, because these bonds are more sensitive to economic news and their issuers have a less secure financial condition.

[SIDENOTE]
BEFORE YOU INVEST
INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
-    THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
-    THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

FREQUENCY OF TRADING
HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.


INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL WHEN THE FUND'S SHARE PRICE IS LOWER THAN WHEN YOU INVESTED.

The Fund's share price and total return will vary in response to changes in interest rates. How the Fund's performance compares to that of similar fixed income funds will depend on the success of the investment process. Because the Fund primarily invests in issuers in the State of California, its performance will be affected by the fiscal and economic health of that state and its municipalities.

The Fund may invest in securities whose interest is subject to the federal alternative minimum tax. Consult your tax professional for more information.

The Fund is non-diversified and may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This makes the value of the Fund's shares more sensitive to the economic problems affecting those issuing the securities. In addition, more than 25% of the Fund's total assets may be invested in securities that rely on similar projects for their income stream. As a result, the Fund could be more susceptible to developments that affect those projects.

Changes in a municipality's financial health may make it difficult for the municipality to make interest and principal payments when due. This could decrease the Fund's income or hurt its ability to preserve capital and liquidity.

Under some circumstances, municipal obligations might not pay interest unless the state or municipal legislature authorizes money for that purpose. Some securities, including municipal lease obligations, carry additional risks. For example, they may be difficult to trade or interest payments may be tied only to a specific stream of revenue.

Since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to the Fund could increase if the banking or financial sector suffers an economic downturn.

The Fund may invest in municipal obligations backed by foreign institutions. This could carry more risk than securities backed by U.S. institutions because of political and economic instability, the imposition of government controls, or regulations that don't match U.S. standards.

To the extent the Fund invests in money market instruments, it will bear its ratable share of the expenses of the money market fund which would result in duplicative expenses.

[SIDENOTE]
WHO MAY WANT TO INVEST
THE FUND IS DESIGNED FOR INVESTORS WHO:
-    WANT TO ADD AN INCOME INVESTMENT TO FURTHER DIVERSIFY A PORTFOLIO
- WANT AN INVESTMENT WHOSE RISK/RETURN POTENTIAL IS HIGHER THAN THAT OF MONEY MARKET FUNDS BUT GENERALLY LESS THAN THAT OF STOCK FUNDS
-    WANT AN INVESTMENT THAT PAYS MONTHLY DIVIDENDS
- WANT AN INCOME THAT IS EXEMPT FROM FEDERAL, STATE, AND LOCAL (IF APPLICABLE) PERSONAL INCOME TAXES IN CALIFORNIA
THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
-    ARE INVESTING FOR AGGRESSIVE LONG-TERM GROWTH
-    REQUIRE STABILITY OF PRINCIPAL
-    ARE INVESTING THROUGH A TAX-DEFERRED ACCOUNT SUCH AS AN IRA

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's shares. The bar chart shows how the performance of the Fund's Institutional Class Shares has varied from year to year for each of the last four calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past year and life of the Fund. It compares that performance to the Lehman Brothers 1-16 Year Municipal Bond Index and the Lehman Brothers California Competitive Intermediate Bond Index (1-17), widely recognized market benchmarks. The benchmark for the Fund will now be the Lehman Brothers California Competitive Intermediate Bond Index (1-17), an unmanaged index of California general obligation and revenue bonds which measures California tax-exempt bond market performance and reflects the universe of securities in which the Fund invests. This index replaces the Lehman Brothers 1-16 Year Municipal Bond Index, which is composed of tax-exempt securities of various states and measures overall tax-exempt bond market performance.

Past performance does not predict how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 9/30/01 WAS 5.13%.

YEAR-BY-YEAR RETURNS(1,2)

           1997         7.72%
           1998         5.60%
           1999        -0.61%
           2000        10.18%

BEST QUARTER                 3.44%
                 3rd quarter, 1998
WORST QUARTER               -2.03%
                 2nd quarter, 1999

AVERAGE ANNUAL TOTAL RETURNS (%)
Shows performance over time, for periods ended December 31, 2000(1)

                                                                  LIFE OF
                                                    PAST 1 YEAR   FUND
-----------------------------------------------------------------------------
 INSTITUTIONAL CLASS SHARES                           10.18        5.65

 LEHMAN BROTHERS CALIFORNIA COMPETITIVE
 INTERMEDIATE BOND INDEX (1-17) (NO EXPENSES)          9.70        5.93

 LEHMAN BROTHERS 1-16 YEAR MUNICIPAL
 BOND INDEX (NO EXPENSES)                              9.32        5.81

(1)    THE FUND COMMENCED OPERATIONS ON 12/23/96.
(2)    THIS YEAR THE FUND'S FISCAL YEAR CHANGED TO 8/31.

INVESTOR EXPENSES FOR INSTITUTIONAL CLASS SHARES

The expenses of Institutional Class Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.

ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

 MANAGEMENT FEES                                                        30

 DISTRIBUTION (RULE 12b-1) FEES                                       NONE

 SHAREHOLDER SERVICE FEES                                             0.10

 OTHER EXPENSES(1)                                                    0.29
---------------------------------------------------------------------------
   TOTAL ANNUAL OPERATING EXPENSES                                    0.69

 FEE WAIVERS AND REIMBURSEMENTS EXPENSE(2)                           (0.19)
---------------------------------------------------------------------------
   NET EXPENSES(2)                                                    0.50

(1) "OTHER EXPENSES" ARE RESTATED FROM THE MOST RECENT FISCAL YEAR TO REFLECT CURRENT EXPENSE ARRANGEMENTS.
(2) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH JPMORGAN CHASE BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL OPERATING EXPENSES OF THE INSTITUTIONAL CLASS SHARES (EXCLUDING INTEREST, TAXES AND EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION PLAN) EXCEED 0.50% OF THEIR AVERAGE DAILY NET ASSETS FOR A PERIOD OF THREE YEARS THROUGH 9/7/04.

EXAMPLE
The example below is intended to help you compare the cost of investing in Institutional Class Shares with the cost of investing in other mutual funds. The example assumes:

-    $10,000 initial investment,

-    5% return each year, and

-    net expenses through 9/7/04 and total annual operating expenses thereafter.

The example is for comparison only; the actual returns of Institutional Class Shares and your actual costs may be higher or lower.

                                1 YEAR     3 YEARS     5 YEARS     10 YEARS
---------------------------------------------------------------------------
 YOUR COST ($) (WITH OR
 WITHOUT REDEMPTION)             51          167         331         808

JPMorgan  NEW YORK INTERMEDIATE TAX FREE
          INCOME FUND

RISK/RETURN SUMMARY
For a more detailed discussion of the Fund's investments and their main risks, as well as Fund strategies, please see pages 18-22.

THE FUND'S OBJECTIVE
The Fund seeks to provide monthly dividends that are excluded from gross income for federal income tax purposes and are exempt from New York State and New York City personal income taxes. It also seeks to protect the value of your investment.

THE FUND'S MAIN
INVESTMENT STRATEGY
As a fundamental policy, the Fund normally invests at least 80% of its net assets in New York municipal obligations whose interest payments are:

- excluded from gross income for federal income tax purposes and exempt from New York State and New York City income taxes, and

-    not subject to the federal alternative minimum tax on individuals.

The Fund may invest in municipal obligations issued by the State of New York, its political subdivisions, as well as Puerto Rico, other U.S. territories and their political subdivisions.

The Fund invests in securities that are rated as investment grade by Moody's Investors Service, Inc., Standard & Poor's Corporation or Fitch, Inc. It may also invest in unrated securities of comparable quality.

The Fund may also invest in derivatives, inverse floaters and interest rate caps, zero coupon securities and forward commitments. These instruments may be used to increase the Fund's income or gain. Derivatives, which are financial instruments whose value is based on another security, index or exchange rate, might also be used to hedge various market risks.

The average dollar weighted maturity of the Fund's portfolio will be between three and ten years.

Under normal market conditions, the Fund reserves the right to invest up to 20% of its total assets in securities that pay interest subject to federal income tax, the federal alternative minimum tax on individuals or New York State and New York City personal income taxes. To temporarily defend the value of its assets during unusual market conditions, the Fund may exceed this limit.

The Fund may invest in money market funds so that it can easily convert investments into cash without losing a significant amount of money in the process.

There may be times when there are not enough securities available to meet the Fund's needs. On these occasions, the Fund may invest in repurchase agreements or Treasury securities that may be subject to federal income tax.

The Fund may change any of its non-fundamental investment policies (including its investment objective) without shareholder approval.

INVESTMENT PROCESS
In managing the Fund, the adviser, J.P. Morgan Fleming Asset Management (USA) Inc. (JPMFAM (USA)) seeks to develop an appropriate portfolio by comparing, among other factors, credit quality, yields and call provisions of different municipal issuers, and examining structural changes along the yield curve in an attempt to maximize investment returns while minimizing risk.

THE FUND'S MAIN
INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The principal value of fixed-income investments tends to fall when prevailing interest rates rise.

The Fund invests primarily in New York State and its municipalities and public authorities. If the state, or any of the local government bodies, gets into financial trouble, it could have trouble paying interest and principal. This would hurt the Fund's returns and its ability to preserve capital and liquidity.

Some securities, including municipal lease obligations, carry additional risks. For example, they may be difficult to trade or interest payments may be tied only to a specific stream of revenue. Under some circumstances, municipal lease obligations might not pay interest unless the state or municipal legislature authorizes money for that purpose.

Normally, the Fund may invest up to 20% of its total assets in securities whose interest is subject to the federal alternative minimum tax. Consult your tax professional for more information.

Since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to the Fund could increase if the banking or financial sector suffers an economic downturn.

The Fund may invest in municipal obligations backed by foreign institutions. This could carry more risk than securities backed by U.S. institutions, because of political or economic instability, the imposition of government controls, or regulations that do not match U.S. standards.

[SIDENOTE]
BEFORE YOU INVEST
INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
-    THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
-    THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

FREQUENCY OF TRADING
HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK AND ARE NOT INSURED, OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL WHEN THE FUND'S SHARE PRICE IS LOWER THAN WHEN YOU INVESTED

The value of zero coupon securities, inverse floaters and interest rate caps tends to fluctuate according to interest rate changes significantly more than the value of ordinary interest-paying debt securities. The price of a security with an interest rate cap will change more often and to a greater degree than a municipal security without one.

Derivatives may be more risky than other types of investments because they are more sensitive to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.

A forward commitment could lose value if the underlying security falls in value before the settlement date or if the other party fails to meet its obligation to complete the transaction.

The Fund is non-diversified and may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This makes the value of the Fund's shares more sensitive to the economic problems affecting those issuing the securities. In addition, more than 25% of the Fund's total assets may be invested in securities that rely on similar projects for their income stream. As a result, the Fund could be more susceptible to developments that affect those projects.

To the extent the Fund invests in money market instruments, it will bear its ratable share of the expenses of the money market fund which would result in duplicative expenses.

[SIDENOTE]
WHO MAY WANT TO INVEST
THE FUND IS DESIGNED FOR INVESTORS WHO:
-    WANT TO ADD AN INCOME INVESTMENT TO FURTHER DIVERSIFY A PORTFOLIO
- WANT AN INVESTMENT WHOSE RISK/RETURN POTENTIAL IS HIGHER THAN THAT OF MONEY MARKET FUNDS BUT GENERALLY LESS THAN THAT OF STOCK FUNDS
-    WANT AN INVESTMENT THAT PAYS MONTHLY DIVIDENDS
- WANT AN INCOME THAT IS EXEMPT FROM FEDERAL, STATE, AND LOCAL (IF APPLICABLE) PERSONAL INCOME TAXES IN NEW YORK
THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
-    ARE INVESTING FOR AGGRESSIVE LONG-TERM GROWTH
-    REQUIRE STABILITY OF PRINCIPAL
-    ARE INVESTING THROUGH A TAX-DEFERRED ACCOUNT SUCH AS AN IRA

THE FUND'S PAST PERFORMANCE
This section shows the Fund's performance record with respect to the Fund's shares. As of 9/7/01, Institutional Class Shares were introduced. The bar chart shows how the performance of the Fund's shares has varied from year to year for each of the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and ten years. It compares the performance to the Lehman NY Competitive Intermediate (1-17 maturities) Index and the Lehman Municipal Bond Index, widely recognized benchmarks, and the Lipper New York Municipal Debt Funds Index. The benchmark for the Fund will now be the Lehman NY Competitive Intermediate (1-17 maturities) Index, because it is a more accurate depiction of the risk and performance characteristics of the Fund.

The performance of the Fund is based on the historical performance of the Select Class Shares of the Fund and the Fund's predecessor, which was a common trust fund. The historical performance of shares of the predecessor fund has been adjusted to reflect the Fund's expense levels (absent reimbursements) that were in place at the time the Fund received the common trust fund assets.

Past performance does not predict how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 9/30/01 WAS 5.04%.

YEAR-BY-YEAR RETURNS(1,2)

           1991         11.82%
           1992          9.08%
           1993         11.28%
           1994         -5.81%
           1995         15.42%
           1996          3.06%
           1997          8.46%
           1998          6.45%
           1999         -1.41%
           2000          9.93%

 BEST QUARTER                5.82%
                 1st quarter, 1995

 WORST QUARTER              -4.27%
                 1st quarter, 1994

AVERAGE ANNUAL TOTAL RETURNS (%)
Shows performance over time, for periods ended December 31, 2000

                                            PAST 1 YEAR   PAST 5 YEARS   PAST 10 YEARS
--------------------------------------------------------------------------------------
 INSTITUTIONAL CLASS SHARES(2)                 9.93          5.23           6.64

 LEHMAN MUNICIPAL BOND INDEX
 (NO EXPENSES)                                11.68          5.84           7.32

 LEHMAN NY COMPETITIVE INTERMEDIATE
 (1-17 MATURITIES) INDEX(3) (NO EXPENSES)      9.66         33.18            --

 LIPPER NEW YORK MUNICIPAL
 DEBT FUNDS INDEX (NO EXPENSES)               12.16          4.88           6.82

(1)   THE FUND'S FISCAL YEAR END IS 8/31.
(2) THE PERFORMANCE SHOWN ABOVE IS FOR SELECT CLASS SHARES, WHICH ARE NOT OFFERED IN THIS PROSPECTUS. THE SELECT AND INSTITUTIONAL CLASS SHARES ARE INVESTED IN THE SAME PORTFOLIO OF SECURITIES. HOWEVER, THE PERFORMANCE FOR INSTITUTIONAL CLASS SHARES WOULD DIFFER ONLY TO THE EXTENT THAT SELECT CLASS SHARES HAVE HIGHER EXPENSES THAN INSTITUTIONAL CLASS SHARES.
(3)   SINCE THE INDEX STARTED 7/93, IT LACKS A COMPLETE TEN YEARS OF HISTORY.

ESTIMATED INVESTOR EXPENSES FOR INSTITUTIONAL CLASS SHARES
The estimated expenses of the Institutional Class Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.

ESTIMATED ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

 MANAGEMENT FEES                                                        0.30
 DISTRIBUTION (RULE 12b-1) FEES                                         NONE
 SHAREHOLDER SERVICE FEES                                               0.10
 OTHER EXPENSES(1)                                                      0.25
 ----------------------------------------------------------------------------
  TOTAL OPERATING EXPENSES                                              0.65
 FEE WAIVERS AND EXPENSE REIMBURSEMENTS(2)                             (0.15)
 ----------------------------------------------------------------------------
  NET EXPENSES(2)                                                       0.50

(1)    "OTHER EXPENSES" ARE BASED ON ESTIMATED EXPENSES FOR THE CURRENT FISCAL
       YEAR.
(2) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH JPMORGAN CHASE BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL OPERATING EXPENSES OF THE INSTITUTIONAL CLASS SHARES (EXCLUDING INTEREST, TAXES, EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION PLAN) EXCEED 0.50% OF ITS AVERAGE DAILY NET ASSETS THROUGH 9/7/04.

EXAMPLE
The example below is intended to help you compare the cost of investing in the Institutional Class Shares with the cost of investing in other mutual funds. The example assumes:

-    $10,000 initial investment,

-    5% return each year, and

-    net expenses through 9/7/04 and total annual operating expenses thereafter.

The example is for comparison only; the actual returns of the Institutional Class Shares and your actual costs may be higher or lower.

                                  1 YEAR     3 YEARS     5 YEARS     10 YEARS
-----------------------------------------------------------------------------
 YOUR COST ($)
 (WITH OR WITHOUT REDEMPTION)       51         166         321         771

THE FUNDS' MANAGEMENT AND ADMINISTRATION

The California Bond Fund is a series of J.P. Morgan Series Trust, a Massachusetts business trust. The New York Intermediate Tax Free Income Fund is a series of Mutual Fund Select Trust, a Massachusetts business trust. The trusts are all governed by the same trustees. The trustees are responsible for overseeing all business activities.

THE FUNDS' INVESTMENT
ADVISERS

JPMIM is the investment adviser and makes the day-to-day investment decisions for the California Bond Fund Fund. JPMIM is located at 522 Fifth Avenue, New York, NY 10036.

JPMFAM (USA) is the investment adviser for the New York Intermediate Tax Free Income Fund and makes the day-to-day investment decisions for this Fund. JPMFAM (USA) is located at 522 Fifth Avenue, New York, NY 10036.

Prior to February 28, 2001 the adviser to the New York Intermediate Tax Free Income Fund was The Chase Manhattan Bank and Chase Fleming Asset Management
(USA) Inc. was the sub-adviser. Effective February 28, 2001, JPMFAM (USA) became the Fund's investment adviser.

JPMIM and JPMFAM (USA) are wholly owned subsidiaries of J.P. Morgan Chase & Co. (JPMorgan Chase), a bank holding company.

During the most recent fiscal year each adviser was paid management fees (net of waivers) as a percentage of average daily net assets as follows:

                         FISCAL
 FUND                    YEAR END      %
------------------------------------------
 CALIFORNIA BOND FUND      8/31      0.30

 NEW YORK INTERMEDIATE
 TAX FREE INCOME FUND      8/31      0.30

PORTFOLIO MANAGERS
The Funds are managed by a team of individuals at JPMIM or JPMFAM (USA), as applicable.

THE FUNDS' ADMINISTRATOR
JPMorgan Chase Bank (the Administrator) provides administrative services and oversees each Fund's other service providers. The Administrator receives a pro-rata portion of the following annual fee on behalf of each Fund for administrative services:

0.15% of the first $25 billion of average daily net assets of all non-money market funds in the JPMorgan Funds Complex plus 0.075% of average daily net assets over $25 billion.

The Funds have agreements with certain shareholder servicing agents (including JPMorgan Chase Bank) under which the shareholder servicing agents have agreed to provide certain support services to their customers. For performing these services, each shareholder servicing agent receives an annual fee of up to 0.10% of the average daily net assets of the Institutional Class Shares of each Fund held by investors serviced by the shareholder servicing agent.

The advisers and/or J.P. Morgan Fund Distributors, Inc. (JPMFD) may, at their own expense, make additional payments to certain selected dealers or other shareholder servicing agents for performing administrative services for their customers.

THE FUNDS' DISTRIBUTOR
JPMFD is the distributor for the Funds. It is a subsidiary of The BISYS Group, Inc. and is not affiliated with JPMorgan Chase.

HOW YOUR ACCOUNT WORKS

BUYING FUND SHARES
You don't pay any sales charge (sometimes called a load) when you buy Institutional Class Shares in these Funds. The price you pay for your shares is the net asset value per share (NAV). NAV is the value of everything the particular Fund owns, minus everything it owes, divided by the number of shares held by investors. Each Fund generally values its assets at their market value but may use fair value if market prices are unavailable or do not represent a security's value at the time of pricing.

The NAV of each class of shares is calculated once each day at the close of regular trading on the New York Stock Exchange. You'll pay the next NAV calculated after the JPMorgan Institutional Funds Service Center receives your order in proper form. An order is in proper form only after funds are converted into federal funds.

You can buy Institutional Class Shares through financial service firms, such as broker-dealers and banks that have an agreement with the Funds, or directly from the JPMorgan Institutional Funds Service Center. Shares are available on any business day the New York Stock Exchange is open. If we receive your order by the close of regular trading on the New York Stock Exchange, we will process your order at that day's price. If you buy through an agent and not directly from the JPMorgan Institutional Funds Service Center, the agent could set an earlier deadline.

All purchases of Institutional Class Shares must be paid for by 4:00 p.m. Eastern time on the settlement date or the order will be canceled. Any funds received in connection with late orders will be invested on the following business day. You must provide a Taxpayer Identification Number when you open an account. The Funds have the right to reject any purchase order or to cease offering shares at any time.

To open an account, buy or sell shares or get Fund information, call the JPMorgan Institutional Funds Service Center at 1-800-766-7722

or

complete an application form and mail it along with a check for the amount you want to invest to:

JPMorgan Institutional Funds Service Center
500 Stanton Christiana Road
Newark, DE 19713

MINIMUM INVESTMENTS
Investors must buy a minimum $3,000,000 worth of Institutional Class Shares in a Fund to open an account. There are no minimum levels for subsequent purchases. An investor can combine purchases of Institutional Class Shares of other JPMorgan Funds (except for money market funds) in order to meet the minimum. The minimum investment may be less for certain investors.

SELLING FUND SHARES
When you sell your shares you will receive the next NAV calculated after the JPMorgan Institutional Funds Service Center accepts your order in proper form. In order for you to receive that day's NAV, the JPMorgan Institutional Funds Service Center must receive your request before the close of regular trading on the New York Stock Exchange.

We will need the names of the registered shareholders and your account number before we can sell your shares.

We generally will wire the proceeds from the sale to your bank account on the day after we receive your request in proper form. We will not accept an order to sell shares if the Fund has not collected your payment for the shares. Federal law allows the Funds to suspend a sale or postpone payment for more than seven business days under unusual circumstances.

You will need to have your signature guaranteed if you want your payment sent to an address other than the one we have in our records. We may also need additional documents or a letter from a surviving joint owner before selling the shares.

You may sell your shares in two ways:

THROUGH YOUR FINANCIAL SERVICE FIRM
Tell your firm which Funds you want to sell. They will send all necessary documents to the JPMorgan Institutional Funds Service Center. Your firm might charge you for this service.

THROUGH THE JPMORGAN INSTITUTIONAL FUNDS SERVICE CENTER
Call 1-800-766-7722. We will send the proceeds by wire only to the bank account on our records.

REDEMPTIONS-IN-KIND
Each Fund reserves the right to make redemptions of over $250,000 in securities rather than in cash.

EXCHANGING FUND SHARES
You can exchange your Institutional Shares for shares of the same class of JPMorgan Funds. You will need to meet any minimum investment requirement. For tax purposes, an exchange is treated as a sale of Fund shares. Carefully read the prospectus of the Fund you want to buy before making an exchange. Call 1-800-766-7722 for details.

You should not exchange shares as a means of short-term trading as this could increase management costs and affect all shareholders. We reserve the right to limit the number of exchanges or to refuse an exchange. We may also terminate this privilege. We may charge an administration fee of $5 for each exchange if you make more than 10 exchanges in a year or 3 exchanges in a quarter. See the Statement of Additional Information (SAI) to find out more about the exchange privilege.

EXCHANGING BY PHONE
You may also use our Telephone Exchange Privilege. You can get information by contacting the JPMorgan Institutional Funds Service Center or your investment representative.

OTHER INFORMATION
CONCERNING THE FUNDS
We may close your account if the aggregate balance in all JPMorgan Funds (except money market funds) falls below the minimum investment noted above for 30 days as a result of selling shares. We'll give you 60 days' notice before closing your account.

Unless you indicate otherwise on your account application, we are authorized to act on redemption and transfer instructions received by phone. If someone trades on your account by phone, we'll ask that person to confirm your account registration and address to make sure they match those you provided us. If they give us the correct information, we are generally authorized to follow that person's instructions.

We will take all reasonable precautions to confirm that the instructions are genuine. Investors agree that they will not hold the Funds liable for any loss or expenses from any sales request, if the Funds take reasonable precautions. The applicable Fund will be liable for any losses to you from an unauthorized sale or fraud against you if we do not follow reasonable procedures.

You may not always reach the JPMorgan Institutional Funds Service Center by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your investment representative or agent. We may modify or cancel the sale of shares by phone without notice.

Please write to:

JPMorgan Institutional Funds Service Center
500 Stanton Christiana Road
Newark, DE 19713

Each Fund may issue multiple classes of shares. This prospectus relates only to Institutional Class Shares. Each class may have different requirements for who may invest, and may have different sales charges and expense levels. A person who gets compensated for selling Fund shares may receive a different amount for each class.

DISTRIBUTIONS AND TAXES
The Funds can earn income and they can realize capital gain. The Funds deduct any expenses and then pay out these earnings to shareholders as distributions.

The Funds declare dividends daily and distribute any net investment income (other than short-term capital gains) at least monthly. Net capital gain is distributed annually. You have three options for your distributions. You may:

-    reinvest all of them in additional Fund shares;

- take distributions of net investment income in cash or as a deposit in a pre-assigned bank account and reinvest distributions of net capital gain in additional shares; or

- take all distributions in cash or as a deposit in a pre-assigned bank account.

If you do not select an option when you open your account, we will reinvest all distributions. If your distributions are reinvested, they will be in the form of shares of the same class. The taxation of dividends will not be affected by the form in which you receive them.

Dividends of net investment income are usually taxable as ordinary income at the federal, state and local levels. Dividends of tax-exempt interest income are not subject to federal income taxes, but will generally be subject to state and local taxes. However, for the New York Intermediate Tax Free Income Fund, New York residents will not have to pay New York State or New York City personal income taxes on dividends of tax-exempt income from New York municipal obligations. Similarly, for the California Bond Fund, California residents will not have to pay California personal income taxes on dividends of tax-exempt income from California municipal obligations. The state or municipality where you live may not charge you state or local taxes on dividends of tax-exempt interest earned on certain bonds. Dividends of interest earned on bonds issued by the U.S. government and its agencies may also be exempt from some types of state and local taxes.

If you receive distributions of net capital gain, the tax rate will be based on how long a Fund held a particular asset, not on how long you have owned your shares. If you buy shares just before a distribution, you will pay tax on the entire amount of the taxable distribution you receive, even though the NAV will be higher on that date because it includes the distribution amount.

Early in each calendar year, each Fund will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

Any investor for whom a Fund does not have a valid Taxpayer Identification Number may be subject to backup withholding.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

The above is a general summary of tax implications of investing in the Funds. Because each investor's tax consequences are unique, please consult your tax advisor to see how investing in a Fund will affect your own tax situation.

                       This page intentionally left blank.

INVESTMENTS
This table discusses the customary types of investments which can be held by each Fund. In each case the related types of risk are listed on the following page (see below for definitions). This table reads across two pages.

ASSET-BACKED SECURITIES Interests in a stream of payments from specific assets, such as auto or credit card receivables.

BANK OBLIGATIONS Negotiable certificates of deposit, time deposits and bankers' acceptances of domestic and foreign issuers.

COMMERCIAL PAPER Unsecured short term debt issued by domestic and foreign banks or corporations. These securities are usually discounted and are rated by S&P, Moody's or other nationally recognized statistical rating organization.

MORTGAGES (DIRECTLY HELD) Domestic debt instrument which gives the lender a lien on property as security for the loan payment.

PRIVATE PLACEMENTS Bonds or other investments that are sold directly to an institutional investor.

REPURCHASE AGREEMENTS Contracts whereby the fund agrees to purchase a security and resell it to the seller on a particular date and at a specific price.

REVERSE REPURCHASE AGREEMENTS Contracts whereby the fund sells a security and agrees to repurchase it from the buyer on a particular date and at a specific price. Considered a form of borrowing.

SWAPS Contractual agreement whereby a domestic or foreign party agrees to exchange periodic payments with a counterparty. Segregated liquid assets are used to offset leverage risk.

SYNTHETIC VARIABLE RATE INSTRUMENTS Debt instruments whereby the issuer agrees to exchange one security for another in order to change the maturity or quality of a security in the fund.

TAX EXEMPT MUNICIPAL SECURITIES Securities, generally issued as general obligation and revenue bonds, whose interest is exempt from federal taxation and state and/or local taxes in the state where the securities were issued.

U.S. GOVERNMENT SECURITIES Debt instruments (Treasury bills, notes, and bonds) guaranteed by the U.S. government for the timely payment of principal and interest.

ZERO COUPON, PAY-IN-KIND, AND DEFERRED PAYMENT SECURITIES Domestic and foreign securities offering non-cash or delayed-cash payment. Their prices are typically more volatile than those of some other debt instruments and involve certain special tax considerations.

RISK RELATED TO CERTAIN INVESTMENTS HELD BY THE FUNDS:

CREDIT RISK The risk a financial obligation will not be met by the issuer of a security or the counterparty to a contract, resulting in a loss to the purchaser.

CURRENCY RISK The risk currency exchange rate fluctuations may reduce gains or increase losses on foreign investments.

ENVIRONMENTAL RISK The risk that an owner or operator of real estate may be liable for the costs associated with hazardous or toxic substances located on the property.

EXTENSION RISK The risk a rise in interest rates will extend the life of a mortgage-backed security to a date later than the anticipated prepayment date, causing the value of the investment to fall.

INTEREST RATE RISK The risk a change in interest rates will adversely affect the value of an investment. The value of fixed income securities generally moves in the opposite direction of interest rates (decreases when interest rates rise and increases when interest rates fall).

LEVERAGE RISK The risk of gains or losses disproportionately higher than the amount invested.

       /x/   Permitted (and if applicable, percentage limitation)
                percentage of total assets         - BOLD
                percentage of net assets         - ITALIC
       / /   Permitted, but not typically used
       =     Permitted, but no current intention of use
       --    Not permitted

                                                                                                NEW YORK
                                                                                                INTERMEDIATE
              RELATED TYPES OF RISK                                   CALIFORNIA BOND           TAX FREE INCOME
---------------------------------------------------------------------------------------------------------------------
       credit, interest rate, market, prepayment                        / /                       / /

       credit, currency, liquidity, political                           / / Domestic only         / / Domestic only

       credit, currency, interest rate, liquidity, market,
       political                                                        /x/                       /x/

       credit, environmental, extension, interest
       rate, liquidity, market, natural event,
       political, prepayment, valuation                                  =                         =

       credit, interest rate, liquidity, market, valuation              /x/                       /x/

       credit                                                           / /                       / /

       credit                                                           / /(1)                    / /(1)

       credit, currency, interest rate, leverage,
       market, political                                                / /                       / /

       credit, interest rate, leverage, liquidity, market               /x/                       /x/

       credit, interest rate, market, natural event, political          /x/                       /x/

       interest rate                                                    /x/                       /x/

       credit, currency, interest rate, liquidity, market,
       political, valuation                                             /x/                       /x/

LIQUIDITY RISK The risk the holder may not be able to sell the security at the time or price it desires.

MARKET RISK The risk that when the market as a whole declines, the value of a specific investment will decline proportionately. This systematic risk is common to all investments and the mutual funds that purchase them.

NATURAL EVENT RISK The risk a natural disaster, such as a hurricane or similar event, will cause severe economic losses and default in payments by the issuer of the security.

POLITICAL RISK The risk governmental policies or other political actions will negatively impact the value of the investment.

PREPAYMENT RISK The risk declining interest rates will result in unexpected prepayments, causing the value of the investment to fall.

VALUATION RISK The risk the estimated value of a security does not match the actual amount that can be realized if the security is sold.

(1) All forms of borrowing (including securities lending, mortgage dollar rolls and reverse repurchase agreements) in the aggregate may not exceed 30% of the Fund's total assets.

RISK AND REWARD ELEMENTS FOR THE FUNDS

This table discusses the main elements that make up each Fund's overall risk and reward characteristics. It also outlines each Fund's policies toward various investments, including those that are designed to help certain Funds manage risk.

POTENTIAL RISKS                             POTENTIAL REWARDS                           POLICIES TO BALANCE RISK AND REWARD
---------------------------------------------------------------------------------------------------------------------------------
MARKET CONDITIONS
-    Each Fund's share price, yield, and    -    Bonds have generally outperformed      -    Under normal circumstances the
     total return will fluctuate in              money market investments over the           Funds plan to remain fully invested
     response to bond market movements           long term, with less risk than              in bonds and other fixed income
-    The value of most bonds will fall           stocks                                      securities
     when interest rates rise; the                                                      -    The Funds seek to limit risk and
     longer a bond's maturity and the       -    Most bonds will rise in value when          enhance total return or yields
     lower its credit quality, the more          interest rates fall                         through careful management, sector
     its value typically falls                                                               allocation, individual securities
-    Adverse market conditions may from     -    Mortgage-backed and asset-backed            selection, and duration management
     time to time cause a Fund to take           securities and direct mortgages can    -    During severe market downturns, the
     temporary defensive positions that          offer attractive returns                    Funds have the option of investing
     are inconsistent with its principal                                                     up to 100% of assets in high
     investment strategies and may          -    Asset-backed securities (securities         quality short-term securities
     hinder a Fund from achieving its            representing an interest in, or        -    Each adviser monitors interest rate
     investment objective                        secured by, a pool of mortgages or          trends, as well as geographic and
-    Mortgage-backed and asset-backed            other assets such as receivables)           demographic information
     securities (securities representing         and direct mortgages could generate
     an interest in, or secured by, a            capital losses or periods of low
     pool of mortgages or other assets           yields if they are paid off
     such as receivables) and direct             substantially earlier or later than
     mortgages could generate capital            anticipated
     losses or periods of low yields if
     they are paid off substantially        -    Each Fund is non-diversified, which
     earlier or later than anticipated           means that a relatively high
                                                 percentage of the Fund's assets may
                                                 be invested in a limited number of
                                                 issuers. Therefore, its performance
                                                 may be more vulnerable to changes
                                                 in the market value of a single
                                                 issuer or a group of issuers

CREDIT QUALITY
-    The default of an issuer would         -    Investment-grade bonds have a lower    -    Each Fund maintains its own
     leave a Fund with unpaid interest           risk of default                             policies for balancing credit
     or principal                                                                            quality against potential yields
-    Junk bonds (those rated BB/Ba or       -    Junk bonds offer higher yields and          and gains in light of its
     lower) have a higher risk of                higher potential gains                      investment goals
     default, tend to be less liquid,
     and may be more difficult to value                                                 -    Each adviser develops its own
                                                                                             ratings of unrated securities and
                                                                                             makes credit quality determinations
                                                                                             for unrated securities

WHEN-ISSUED AND DELAYED
DELIVERY SECURITIES
-    When a Fund buys securities before     -    A Fund can take advantage of           -    Each Fund segregates liquid assets
     issue or for delayed delivery, it           attractive transaction                      to offset leverage risk
     could be exposed to leverage risk           opportunities
     if it does not segregate liquid
     assets

POTENTIAL RISKS                             POTENTIAL REWARDS                           POLICIES TO BALANCE RISK AND REWARD
---------------------------------------------------------------------------------------------------------------------------------
MANAGEMENT CHOICES
-    A Fund could underperform its          -    A Fund could outperform its            -    Each adviser focuses its active
     benchmark due to its sector,                benchmark due to these same choices         management on those areas where it
     securities or duration choices                                                          believes its commitment to research
                                                                                             can most enhance returns and manage
                                                                                             risks in a consistent way

DERIVATIVES
-    Derivatives such as futures,           -    Hedges that correlate well with        -    The Funds use derivatives, such as
     options, swaps and forward foreign          underlying positions can reduce or          futures, options, swaps and forward
     currency contracts(1) that are used         eliminate losses at low cost                foreign currency contracts for
     for hedging the portfolio or           -    A Fund could make money and protect         hedging and for risk management
     specific securities may not fully           against losses if management's              (i.e., to adjust duration or yield
     offset the underlying positions and         analysis proves correct                     curve exposure, or to establish or
     this could result in losses to the     -    Derivatives that involve leverage           adjust exposure to particular
     Funds that would not have otherwise         could generate substantial gains at         securities, markets, or
     occurred                                    low cost                                    currencies); risk management may
-    Derivatives used for risk                                                               include management of a Fund's
     management may not have the                                                             exposure relative to its benchmark
     intended effects and may result in                                                 -    The Funds only establish hedges
     losses or missed opportunities                                                          that they expect will be highly
-    The counterparty to a derivatives                                                       correlated with underlying
     contract could default                                                                  positions
-    Certain types of derivatives                                                       -    The New York Intermediate Tax Free
     involve costs to the Funds which                                                        Income Fund may use derivatives to
     can reduce returns                                                                      increase income or gain
-    Derivatives that involve leverage                                                  -    While the Funds may use derivatives
     could magnify losses                                                                    that incidentally involve leverage,
-    Derivatives used for non-hedging                                                        they do not use them for the
     purposes could cause losses that                                                        specific purpose of leveraging
     exceed the original investment                                                          their portfolios
-    Derivatives may, for tax purposes,
     affect the character of gain and
     loss realized by a Fund, accelerate
     recognition of income to a Fund,
     affect the holding period of a
     Fund's assets and defer recognition
     of certain of a Fund's losses

SECURITIES LENDING
-    When a Fund lends a security, there    -    A Fund may enhance income through      -    Each adviser maintains a list of
     is a risk that the loaned                   the investment of the collateral            approved borrowers
     securities may not be returned if           received from the borrower             -    The Funds receive collateral equal
     the borrower defaults                                                                   to at least 100% of the current
-    The collateral will be subject to                                                       value of securities loaned
     the risks of the securities in                                                     -    The lending agents indemnify a Fund
     which it is invested                                                                    against borrower default
                                                                                        -    Each adviser's collateral
                                                                                             investment guidelines limit the
                                                                                             quality and duration of collateral
                                                                                             investment to minimize losses
                                                                                        -    Upon recall, the borrower must
                                                                                             return the securities loaned within
                                                                                             the normal settlement period

(1) A futures contract is an agreement to buy or sell a set quantity of an underlying instrument at a future date, or to make or receive a cash payment based on changes in the value of a securities index. An option is the right to buy or sell a set quantity of an underlying instrument at a predetermined price. A swap is a privately negotiated agreement to exchange one stream of payments for another. A forward foreign currency contract is an obligation to buy or sell a given currency on a future date and at a set price.

POTENTIAL RISKS                             POTENTIAL REWARDS                           POLICIES TO BALANCE RISK AND REWARD
---------------------------------------------------------------------------------------------------------------------------------
ILLIQUID HOLDINGS
-    A Fund could have difficulty           -    These holdings may offer more          -    No Fund may invest more than 15% of
     valuing these holdings precisely            attractive yields or potential              net assets in illiquid holdings
-    A Fund could be unable to sell              growth than comparable widely          -    To maintain adequate liquidity to
     these holdings at the time or price         traded securities                           meet redemptions, each Fund may
     desired                                                                                 hold investment-grade short-term
                                                                                             securities (including repurchase
                                                                                             agreements and reverse repurchase
                                                                                             agreements) and, for temporary or
                                                                                             extraordinary purposes, may borrow
                                                                                             from banks up to 33 1/3% of the
                                                                                             value of its total assets or draw
                                                                                             on a line of credit

SHORT-TERM TRADING
-    Increased trading would raise a        -    A Fund could realize gains in a        -    The Funds may use short-term
     Fund's transaction costs                    short period of time                        trading to take advantage of
-    Increased short-term capital gains     -    A Fund could protect against losses         attractive or unexpected
     distributions would raise                   if a bond is overvalued and its             opportunities or to meet demands
     shareholders' income tax liability          value later falls                           generated by shareholder activity

                                                                                        -    The Funds' portfolio turnover rate
                                                                                             is listed below:

                                                                                             California Bond Fund for the fiscal
                                                                                             year ended 4/30/01:            55%,
                                                                                             for the period from
                                                                                             5/1/01-8/31/01:                29%
                                                                                             New York Intermediate Tax Free
                                                                                             Income Fund for the most recent
                                                                                             fiscal year:                   33%


FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand each Fund's financial performance for the past five fiscal years or periods, as applicable. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, except as noted, whose reports, along with each Fund's financial statements, are included in the representative Fund's annual report, which is available upon request.

JPMorgan California Bond Fund
                                                              12/23/96(1)  YEAR      YEAR      YEAR      YEAR      5/1/01(3)
                                                              THROUGH      ENDED     ENDED     ENDED     ENDED     THROUGH
PER SHARE DATA:                                               4/30/97      4/30/98   4/30/99   4/30/00   4/30/01   8/31/01
Net asset value, beginning of period                          $ 10.00      $  9.90   $ 10.20   $ 10.40   $ 10.03   $  10.36
                                                              -------      -------   -------   -------   -------   --------
   Income from investment operations:
      Net investment income                                      0.16         0.42      0.41      0.42       0.46      0.14
      Net realized and unrealized gain (loss) on investment     (0.10)        0.30      0.25     (0.36)      0.33      0.40
                                                              -------      -------   -------   -------   -------   --------
      Total from investment operations                           0.06         0.72      0.66      0.06       0.79      0.54
   Distributions to shareholders from:
      Net investment income                                     (0.16)       (0.42)    (0.41)    (0.42)     (0.46)     0.14
      Net realized gain                                           --           --      (0.05)    (0.01)       --       0.03
                                                              -------      -------   -------   -------   -------   --------
      Total distributions to shareholders                       (0.16)       (0.42)    (0.46)    (0.43)     (0.46)     0.17
Net asset value, end of period                                $  9.90      $ 10.20   $ 10.40   $ 10.03   $  10.36  $  10.73
TOTAL RETURN                                                     0.56%        7.35%     6.55%     0.70%      7.97%     5.31%
                                                              =======      =======   =======   =======   ========  ========
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                              $15          $46       $64       $85       $126      $137
RATIO TO AVERAGE NET ASSETS:
      Net expenses(2)                                            0.45%        0.45%     0.49%     0.50%      0.50%     0.50%
      Net investment income(2)                                   4.43%        4.11%     3.92%     4.19%      4.40%     3.99%
      Expenses without reimbursements(2)                         3.46%        0.79%     0.71%     0.70%      0.59%     0.59%
      Net investment income without reimbursements(2)            1.42%        3.77%     3.70%     3.99%      4.31%     3.90%
Portfolio turnover                                                 40%          44%       40%       87%        55%       29%

(1)    Commencement of operations.
(2)    Short periods have been annualized.
(3)    This year the Fund changed the fiscal year end from 4/30 to 8/31.

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

HOW TO REACH US

MORE INFORMATION
For investors who want more information on these Funds the following documents are available free upon request:

ANNUAL AND SEMI-ANNUAL REPORTS
Our annual and semi-annual reports contain more information about each Fund's investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on each Fund's performance during the last fiscal year.

STATEMENT OF ADDITIONAL
INFORMATION (SAI)
The SAI contains more detailed information about the Funds and their policies. It is incorporated by reference into this prospectus. This means, by law, it's considered to be part of this prospectus.

You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-766-7722 or writing to:

JPMORGAN INSTITUTIONAL
FUNDS SERVICE CENTER
500 STANTON CHRISTIANA ROAD
NEWARK, DE 19713

If you buy your shares through an institution, contact that institution directly for more information. You can also find information at www.jpmorganfunds.com.

You can write or e-mail the SEC's Public Reference Room and ask them to mail you information about the Funds, including the SAI. They will charge you a copying fee for this service. You can also visit the Public Reference Section and copy the documents while you are there.

PUBLIC REFERENCE SECTION OF THE SEC
WASHINGTON, DC 20549-0102
1-202-942-8090
Email: publicinfo@sec.gov

Reports, a copy of the SAI and other information about the Funds are also available on the SEC's website at http://www.sec.gov.

                        JPMORGAN FUNDS FULFILLMENT CENTER
                                393 MANLEY STREET
                         WEST BRIDGEWATER, MA 02379-1039

   The Investment Company Act File No. for the JPMorgan New York Intermediate
                  Tax Free Income Fund is 811-7841 and for the
                     JPMorgan California Bond Fund 811-07795

       (C) 2001 J.P. Morgan Chase & Co. All Rights Reserved. December 2001

                                                                   PR-TFI-1201 X